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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4978
Columbia Funds Trust XI
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	9/30/05

Date of reporting period:	12/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Asset Allocation Fund

		Shares	Value ($)*
Common Stocks – 67.1%
CONSUMER DISCRETIONARY – 9.1%
Auto Components – 0.3%
	Autoliv, Inc.	1,410	68,103
	BorgWarner, Inc.	3,000	162,510
	Continental AG	4,500	284,582
	Denso Corp.	15,600	417,743
	Johnson Controls, Inc.	2,500	158,600
	Lear Corp.	1,700	103,717
	Modine Manufacturing Co.	1,000	33,770
	Standard Motor Products, Inc.	2,100	33,180
	Visteon Corp.	1	10
		Auto Components Total	1,262,215
Automobiles – 0.3%
	Nissan Motor Co., Ltd.	17,900	195,371
	Renault SA	6,432	536,232
	Toyota Motor Corp.	13,100	533,427
		Automobiles Total	1,265,030
Hotels, Restaurants & Leisure – 1.9%
	Alliance Gaming Corp. (a)	4,000	55,240
	Applebee’s International, Inc.	2,920	77,234
	Bally Total Fitness Holding Corp. (a)	4,600	19,504
	Bob Evans Farms, Inc.	1,324	34,609
	Brinker International, Inc. (a)	4,200	147,294
	Buca, Inc. (a)	5,500	38,280
	Carnival Corp.	26,000	1,498,380
	Centerplate, Inc.	3,200	42,336
	Cheesecake Factory, Inc. (a)	2,325	75,493
	Darden Restaurants, Inc.	2,300	63,802
	Dave & Buster’s, Inc. (a)	2,800	56,560
	Four Seasons Hotels, Inc.	590	48,256
	Gaylord Entertainment Co. (a)	3,400	141,202
	Harrah’s Entertainment, Inc.	8,852	592,110
	Hilton Hotels Corp.	55,770	1,268,210
	La Quinta Corp. (a)	7,510	68,266
	Landry’s Restaurants, Inc.	2,000	58,120
	Lone Star Steakhouse & Saloon	2,800	78,400
	Marcus Corp.	2,800	70,392
	Marriott International, Inc., Class A	30,520	1,922,150
	McDonald’s Corp.	22,250	713,335
	OPAP SA	5,820	160,344
	Pinnacle Entertainment, Inc. (a)	6,200	122,636

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
	Scientific Games Corp., Class A (a)	9,100	216,944
	Starwood Hotels & Resorts Worldwide, Inc.	2,570	150,088
	Total Entertainment Restaurant Corp. (a)	300	3,576
	Vail Resorts, Inc. (a)	900	20,178
	Yum! Brands, Inc.	4,250	200,515
		Hotels, Restaurants & Leisure Total	7,943,454
Household Durables – 0.5%
	American Greetings Corp., Class A	1,600	40,560
	Black & Decker Corp.	590	52,115
	Centex Corp.	520	30,982
	CSS Industries, Inc.	1,300	41,288
	D.R. Horton, Inc.	1,580	63,690
	Harman International Industries, Inc.	740	93,980
	Kimball International, Inc., Class B	2,800	41,468
	Koninklijke (Royal) Philips Electronics NV	16,590	438,412
	Matsushita Electric Industrial Co., Ltd.	32,000	509,893
	Newell Rubbermaid, Inc.	4,700	113,693
	PIONEER Corp.	11,400	222,366
	Russ Berrie & Co., Inc.	900	20,556
	Sharp Corp.	13,000	211,048
	Tempur-Pedic International, Inc. (a)	13,780	292,136
		Household Durables Total	2,172,187
Internet & Catalog Retail – 0.3%
	eBay, Inc. (a)	12,000	1,395,360
		Internet & Catalog Retail Total	1,395,360
Leisure Equipment & Products – 0.2%
	Action Performance Companies, Inc.	3,100	34,069
	Fuji Photo Film Co., Ltd.	15,000	552,837
	Marvel Enterprises, Inc. (a)	10,350	211,968
	Mattel, Inc.	3,900	76,011
		Leisure Equipment & Products Total	874,885
Media – 1.9%
	4Kids Entertainment, Inc. (a)	2,700	56,754
	Arbitron, Inc. (a)	2,400	94,032
	Clear Channel Communications, Inc.	17,254	577,836
	Cumulus Media, Inc., Class A (a)	6,700	101,036
	Dentsu, Inc.	78	209,778

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
	Grupo Televisa SA, ADR	1,100	66,550
	JC Decaux SA (a)	12,374	360,017
	Journal Communications, Inc., Class A	1,700	30,719
	Knight-Ridder, Inc.	800	53,552
	Lamar Advertising Co., Class A (a)	1,460	62,459
	Liberty Corp.	1,200	52,752
	Lin TV Corp., Class A (a)	5,000	95,500
	McGraw-Hill Companies, Inc.	12,857	1,176,930
	Media General, Inc., Class A	700	45,367
	New York Times Co., Class A	2,400	97,920
	News Corp., Class A	25,100	468,366
	News Corp., Class B	14,800	284,160
	Omnicom Group, Inc.	8,100	682,992
	Pearson PLC	35,520	427,868
	Radio One, Inc., Class D (a)	5,100	82,212
	Sinclair Broadcast Group, Inc., Class A	11,100	102,231
	Time Warner, Inc. (a)	64,363	1,251,217
	TiVo, Inc. (a)	8,100	47,547
	Viacom, Inc., Class A	10,890	403,801
	WPP Group PLC	25,000	274,553
	XM Satellite Radio Holdings, Inc., Class A (a)	26,075	980,942
		Media Total	8,087,091
Multiline Retail – 0.7%
	Federated Department Stores, Inc.	17,089	987,573
	Fred’s, Inc.	3,700	64,380
	Ito-Yokado Co., Ltd.	6,000	251,786
	J.C. Penney Co., Inc.	3,100	128,340
	May Department Stores Co.	8,810	259,014
	Nordstrom, Inc.	19,700	920,581
	Sears, Roebuck & Co.	400	20,412
	ShopKo Stores, Inc. (a)	1,900	35,492
	Takashimaya Co., Ltd.	12,000	115,340
		Multiline Retail Total	2,782,918
Specialty Retail – 2.4%
	Abercrombie & Fitch Co., Class A	1,380	64,791
	Bed Bath & Beyond, Inc. (a)	13,105	521,972
	Best Buy Co., Inc.	17,800	1,057,676
	Bombay Co., Inc. (a)	12,700	70,231
	Borders Group, Inc.	5,600	142,240
	Building Material Holding Corp.	1,200	45,948

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Chico’s FAS, Inc. (a)	24,480	1,114,574
	Cost Plus, Inc. (a)	3,300	106,029
	GameStop Corp., Class A (a)	3,000	67,080
	Goody’s Family Clothing, Inc.	3,600	32,904
	Home Depot, Inc.	50,149	2,143,368
	Jarden Corp. (a)	4,200	182,448
	Limited Brands	21,793	501,675
	Lowe’s Companies, Inc.	14,425	830,736
	Monro Muffler, Inc. (a)	2,900	73,370
	Movie Gallery, Inc.	900	17,163
	Nitori Co., Ltd.	1,750	113,866
	Office Depot, Inc. (a)	55,633	965,789
	OfficeMax, Inc.	2,500	78,450
	Pacific Sunwear of California, Inc. (a)	4,900	109,074
	Party City Corp. (a)	3,300	42,669
	PETCO Animal Supplies, Inc. (a)	1,960	77,381
	PETsMART, Inc.	3,030	107,656
	Pier 1 Imports, Inc.	2,000	39,400
	Sharper Image Corp. (a)	4,000	75,400
	Staples, Inc.	45,220	1,524,366
	TBC Corp. (a)	700	19,460
	TJX Companies, Inc.	8,800	221,144
	Urban Outfitters, Inc. (a)	2,630	116,772
		Specialty Retail Total	10,463,632
Textiles, Apparel & Luxury Goods – 0.6%
	Burberry Group PLC	45,200	347,387
	Carter’s, Inc. (a)	2,600	88,374
	Coach, Inc. (a)	20,760	1,170,864
	Culp, Inc. (a)	1,000	6,780
	Delta Apparel, Inc.	800	19,400
	Hampshire Group Ltd. (a)	1,400	44,103
	Kellwood Co.	1,900	65,550
	NIKE, Inc., Class B	8,100	734,589
	Russell Corp.	2,000	38,960
	Stride Rite Corp.	2,500	27,925
	Tandy Brands Accessories, Inc.	1,600	23,712

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Wolverine World Wide, Inc.	2,900	91,118
		Textiles, Apparel & Luxury Goods Total	2,658,762
		CONSUMER DISCRETIONARY TOTAL	38,905,534
CONSUMER STAPLES – 5.8%
Beverages – 1.0%
	Diageo PLC	39,400	561,070
	Pepsi Bottling Group, Inc.	4,300	116,272
	PepsiCo, Inc.	60,492	3,157,682
	SABMiller PLC	26,240	434,520
		Beverages Total	4,269,544
Food & Staples Retailing – 0.3%
	BJ’s Wholesale Club, Inc. (a)	1,100	32,043
	Chronimed, Inc. (a)	3,000	19,590
	Performance Food Group Co. (a)	1,600	43,056
	Sysco Corp.	24,430	932,493
	Whole Foods Market, Inc.	1,340	127,769
	Winn-Dixie Stores, Inc. (a)	2,900	13,195
		Food & Staples Retailing Total	1,168,146
Food Products – 1.2%
	Bunge Ltd.	3,080	175,591
	Central Garden & Pet Co. (a)	500	20,870
	ConAgra Foods, Inc.	34,037	1,002,390
	Corn Products International, Inc.	3,800	203,528
	Dean Foods Co. (a)	7,400	243,830
	Hershey Foods Corp.	9,960	553,178
	Hormel Foods Corp.	2,100	65,835
	John B. Sanfilippo & Son, Inc. (a)	700	18,046
	Kraft Foods, Inc., Class A	36,207	1,289,331
	M&F Worldwide Corp. (a)	2,200	29,964
	Nestle SA, Registered Shares	3,466	905,184
	Omega Protein Corp. (a)	2,900	24,940
	Unilever PLC	66,710	653,986
		Food Products Total	5,186,673
Household Products – 1.6%
	Clorox Co.	21,075	1,241,950
	Colgate-Palmolive Co.	9,700	496,252
	Kao Corp.	9,000	229,080
	Kimberly-Clark Corp.	19,090	1,256,313
	Procter & Gamble Co.	53,572	2,950,746

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – (continued)
	Reckitt Benckiser PLC	25,583	771,770
		Household Products Total	6,946,111
Personal Products – 0.9%
	Alberto-Culver Co.	30,625	1,487,456
	Avon Products, Inc.	36,800	1,424,160
	Estee Lauder Companies, Inc., Class A	990	45,313
	Gillette Co.	21,235	950,903
		Personal Products Total	3,907,832
Tobacco – 0.8%
	Altria Group, Inc.	39,519	2,414,611
	Imperial Tobacco Group PLC	14,197	388,286
	Japan Tobacco, Inc.	23	261,622
	UST, Inc.	2,200	105,842
		Tobacco Total	3,170,361
		CONSUMER STAPLES TOTAL	24,648,667
ENERGY – 4.9%
Energy Equipment & Services – 0.8%
	Baker Hughes, Inc.	2,590	110,515
	BJ Services Co.	4,470	208,034
	Gulf Island Fabrication, Inc.	300	6,549
	Halliburton Co.	29,831	1,170,569
	Key Energy Services, Inc. (a)	6,100	71,980
	Lufkin Industries, Inc.	1,700	67,844
	Maverick Tube Corp. (a)	2,100	63,630
	Nabors Industries Ltd. (a)	1,180	60,522
	National-Oilwell, Inc. (a)	18,580	655,688
	Noble Corp. (a)	2,500	124,350
	Saipem S.p.A.	11,700	140,186
	Smith International, Inc. (a)	6,000	326,460
	Transocean, Inc. (a)	2,800	118,692
	Unit Corp. (a)	2,000	76,420
	Universal Compression Holdings, Inc. (a)	1,500	52,365
	Weatherford International Ltd. (a)	2,950	151,335
	Willbros Group, Inc. (a)	4,500	103,725
		Energy Equipment & Services Total	3,508,864
Oil & Gas – 4.1%
	Amerada Hess Corp.	2,500	205,950
	BG Group PLC	38,152	258,852

		Shares	Value ($)*
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	Bill Barrett Corp. (a)	600	19,194
	BP PLC, ADR	59,601	3,480,698
	Brigham Exploration Co. (a)	3,400	30,600
	Carrizo Oil & Gas, Inc. (a)	4,600	51,980
	ChevronTexaco Corp.	9,568	502,416
	Cimarex Energy Co. (a)	1,400	53,060
	ConocoPhillips	32,607	2,831,266
	Edge Petroleum Corp. (a)	3,900	56,862
	EnCana Corp.	13,900	792,201
	Energy Partners Ltd. (a)	4,300	87,161
	ENI S.p.A.	36,113	903,409
	EOG Resources, Inc.	8,600	613,696
	Exxon Mobil Corp.	69,277	3,551,139
	Harvest Natural Resources, Inc. (a)	3,600	62,172
	InterOil Corp. (a)	1,100	41,624
	Magnum Hunter Resources, Inc. (a)	4,300	55,470
	Marathon Oil Corp.	18,787	706,579
	Mission Resources Corp. (a)	9,400	54,896
	Murphy Oil Corp.	420	33,789
	Norsk Hydro ASA	3,800	298,616
	Range Resources Corp.	4,000	81,840
	Royal Dutch Petroleum Co., N.Y. Registered Shares	20,509	1,176,806
	Shell Transport & Trading Co., PLC	51,400	437,399
	Spinnaker Exploration Co. (a)	1,700	59,619
	Stone Energy Corp. (a)	1,400	63,126
	Total SA	2,340	509,343
	Ultra Petroleum Corp. (a)	1,120	53,906
	Western Gas Resources, Inc.	4,600	134,550
	Whiting Petroleum Corp. (a)	1,100	33,275
	Williams Companies, Inc.	4,800	78,192
	XTO Energy, Inc.	9,970	352,739
		Oil & Gas Total	17,672,425
		ENERGY TOTAL	21,181,289
FINANCIALS – 14.5%
Capital Markets – 1.5%
	Bank of New York Co., Inc.	38,797	1,296,596
	Bear Stearns Companies, Inc.	1,400	143,234
	Deutsche Bank AG, Registered Shares	5,123	452,917
	E*TRADE Financial Corp. (a)	7,480	111,826
	Goldman Sachs Group, Inc.	19,690	2,048,547

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Janus Capital Group, Inc.	36,852	619,482
	Jefferies Group, Inc.	2,600	104,728
	LaBranche & Co., Inc. (a)	2,400	21,504
	Lehman Brothers Holdings, Inc.	1,600	139,968
	Merrill Lynch & Co., Inc.	9,000	537,930
	Morgan Stanley	8,550	474,696
	State Street Corp.	13,609	668,474
		Capital Markets Total	6,619,902
Commercial Banks – 4.3%
	Anglo Irish Bank Corp., PLC	15,700	380,655
	BancFirst Corp.	200	15,796
	Banco Popolare di Verona E Novara	15,600	315,978
	Banco Popular Espanol SA	5,470	359,153
	BancorpSouth, Inc.	2,000	48,740
	BancTrust Financial Group, Inc.	1,500	36,915
	Bank of Granite Corp.	1,900	39,710
	Bank of Ireland	25,424	419,096
	Bank of Yokohama Ltd.	16,000	100,511
	Banknorth Group, Inc.	4,200	153,720
	Barclays PLC	75,420	847,063
	BNP Paribas SA	10,019	723,320
	Boston Private Financial Holdings, Inc.	3,100	87,327
	Bryn Mawr Bank Corp.	2,200	48,378
	Capitol Bancorp Ltd.	2,000	70,440
	Chemical Financial Corp.	1,845	79,188
	Chittenden Corp.	2,625	75,416
	City National Corp.	2,100	148,365
	Columbia Banking System, Inc.	1,500	37,485
	Community Trust Bancorp, Inc.	1,287	41,647
	Corus Bankshares, Inc.	1,700	81,617
	Cullen/Frost Bankers, Inc.	1,400	68,040
	Danske Bank A/S	11,000	335,983
	DNB NOR ASA	32,000	313,956
	East-West Bancorp, Inc.	2,200	92,312
	Erste Bank Der oesterreichischen Sparkassen AG	6,534	347,577
	First Citizens BancShares, Inc., Class A	300	44,475
	First Financial Bankshares, Inc.	950	42,570
	Greater Bay Bancorp	1,500	41,820

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Hancock Holding Co.	800	26,768
	HSBC Holdings PLC	45,700	769,904
	ITLA Capital Corp. (a)	900	52,911
	Main Street Banks, Inc.	900	31,437
	MASSBANK Corp.	600	22,470
	Mercantile Bank Corp.	2,545	100,528
	Merchants Bancshares, Inc.	1,500	43,500
	Mid-State Bancshares	2,800	80,220
	Mitsubishi Tokyo Financial Group, Inc.	44	444,191
	Mizuho Financial Group, Inc.	68	340,351
	National Bank of Greece SA	11,505	378,368
	National City Corp.	23,970	900,074
	North Fork Bancorporation, Inc.	21,300	614,505
	Northrim BanCorp, Inc.	1,400	32,900
	Prosperity Bancshares, Inc.	3,600	105,156
	Riggs National Corp.	1,600	34,016
	Royal Bank of Scotland Group PLC	22,687	761,803
	S.Y. Bancorp, Inc.	300	7,230
	Skandinaviska Enskilda Banken AB, Class A	38,200	736,688
	Sterling Bancshares, Inc.	4,800	68,496
	Sumitomo Mitsui Financial Group, Inc.	41	296,969
	TCF Financial Corp.	1,560	50,138
	TriCo Bancshares	3,800	88,920
	UMB Financial Corp.	1,300	73,658
	UniCredito Italiano S.p.A.	37,100	212,462
	UnionBanCal Corp.	1,500	96,720
	US Bancorp	73,435	2,299,984
	Wachovia Corp.	24,349	1,280,757
	Wells Fargo & Co.	49,992	3,107,003
	Whitney Holding Corp.	1,300	58,487
	Wintrust Financial Corp.	800	45,568
	Zions Bancorporation	1,330	90,480
		Commercial Banks Total	18,649,915
Consumer Finance – 0.4%
	Cash America International, Inc.	3,500	104,055
	Credit Saison Co., Ltd.	6,200	225,706
	MBNA Corp.	42,688	1,203,375
		Consumer Finance Total	1,533,136
Diversified Financial Services – 2.6%
	ACE Cash Express, Inc. (a)	2,500	74,150

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	CIT Group, Inc.	3,000	137,460
	Citigroup, Inc.	124,680	6,007,082
	Freddie Mac	14,032	1,034,158
	Greenhill & Co., Inc.	3,200	91,840
	ING Groep NV	19,420	585,536
	JPMorgan Chase & Co.	63,873	2,491,686
	Metris Companies, Inc. (a)	5,700	72,675
	MFC Bancorp Ltd.	4,800	96,000
	MTC Technologies, Inc. (a)	3,400	114,138
	National Financial Partners Corp.	1,700	65,960
	Nomura Holdings, Inc.	15,000	217,423
	QC Holdings, Inc. (a)	1,300	24,908
		Diversified Financial Services Total	11,013,016
Insurance – 3.7%
	Aegon NV	36,691	498,470
	Aflac, Inc.	13,798	549,712
	Allianz AG, Registered Shares	3,854	509,046
	Ambac Financial Group, Inc.	13,724	1,127,152
	American International Group, Inc.	40,673	2,670,996
	AmerUs Group Co.	700	31,710
	Axa	12,400	305,348
	Baldwin & Lyons, Inc., Class B	1,000	26,790
	Chubb Corp.	17,355	1,334,600
	Cincinnati Financial Corp.	1,365	60,415
	CNA Surety Corp. (a)	3,000	40,050
	Commerce Group, Inc.	600	36,624
	Delphi Financial Group, Inc., Class A	1,650	76,148
	Endurance Specialty Holdings Ltd.	1,800	61,560
	Harleysville Group, Inc.	2,200	52,514
	Hartford Financial Services Group, Inc.	13,341	924,665
	Horace Mann Educators Corp.	2,200	41,976
	Infinity Property & Casualty Corp.	3,800	133,760
	Irish Life & Permanent PLC	19,200	358,888
	Kansas City Life Insurance Co.	200	9,460
	Lincoln National Corp.	24,476	1,142,540
	Loews Corp.	1,300	91,390
	Mitsui Sumitomo Insurance Co., Ltd.	28,000	242,953
	Nationwide Financial Services, Inc., Class A	2,100	80,283

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Navigators Group, Inc. (a)	1,900	57,209
	Old Republic International Corp.	3,950	99,935
	Philadelphia Consolidated Holding Co. (a)	1,300	85,982
	Phoenix Companies, Inc.	4,800	60,000
	ProCentury Corp.	3,400	42,160
	Prudential Financial, Inc.	14,800	813,408
	Quanta Capital Holdings Ltd. (a)	3,900	35,958
	RenaissanceRe Holdings Ltd.	9,400	489,552
	Riunione Adriatica di Sicurta S.p.A.	9,043	204,107
	RLI Corp.	1,400	58,198
	St. Paul Travelers Companies, Inc.	1,900	70,433
	T&D Holdings, Inc. (a)	5,500	262,183
	UICI	700	23,730
	United National Group Ltd., Class A (a)	2,800	52,136
	Universal American Financial Corp. (a)	2,000	30,940
	WellPoint, Inc. (a)	12,130	1,394,950
	Willis Group Holdings Ltd.	12,737	524,382
	XL Capital Ltd., Class A	12,885	1,000,520
		Insurance Total	15,712,833
Real Estate – 1.6%
	Alexandria Real Estate Equities, Inc., REIT	3,360	250,051
	American Financial Realty Trust, REIT	2,300	37,214
	Archstone-Smith Trust, REIT	18,696	716,057
	AvalonBay Communities, Inc., REIT	8,907	670,697
	BioMed Realty Trust, Inc.	3,400	75,514
	Boston Properties, Inc., REIT	920	59,497
	Boykin Lodging Co., REIT (a)	3,900	35,724
	Brandywine Realty Trust, REIT	1,500	44,085
	Brookfield Properties Corp.	1,630	60,962
	CenterPoint Properties Trust, REIT	1,900	90,991
	Corporate Office Properties Trust, REIT	1,500	44,025
	Cousins Properties, Inc., REIT	4,900	148,323
	Duke Realty Corp., REIT	2,750	93,885
	EastGroup Properties, Inc., REIT	1,800	68,976
	Equity Office Properties Trust, REIT	6,820	198,598
	Equity One, Inc., REIT	2,300	54,579
	Equity Residential, REIT	5,070	183,433
	Essex Property Trust, Inc., REIT	330	27,654

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	First Potomac Realty Trust, REIT	2,000	45,600
	General Growth Properties, Inc., REIT	4,620	167,059
	Getty Realty Corp., REIT	1,500	43,095
	Gladstone Commercial Corp., REIT	1,800	30,780
	Host Marriott Corp., REIT	18,600	321,780
	iStar Financial, Inc., REIT	4,490	203,217
	Kimco Realty Corp., REIT	12,823	743,606
	Liberty Property Trust, REIT	1,840	79,488
	Mid-America Apartment Communities, Inc., REIT	1,800	74,196
	Nationwide Health Properties, Inc., REIT	2,900	68,875
	Newcastle Investment Corp., REIT	1,270	40,361
	Pan Pacific Retail Properties, Inc., REIT	1,250	78,375
	ProLogis Trust, REIT	3,880	168,120
	PS Business Parks, Inc., REIT	2,000	90,200
	Public Storage, Inc., REIT	2,370	132,128
	Regency Centers Corp., REIT	2,670	147,918
	Simon Property Group, Inc., REIT	3,190	206,297
	SL Green Realty Corp., REIT	1,000	60,550
	St. Joe Co.	2,980	191,316
	Sumitomo Realty & Development Co., Ltd.	23,000	298,644
	Sun Hung Kai Properties Ltd.	52,000	520,134
	Swire Pacific Ltd., Class A	17,000	142,159
	Tanger Factory Outlet Centers, Inc., REIT	2,000	52,920
	U-Store-It Trust, REIT	1,400	24,290
	United Dominion Realty Trust, Inc., REIT	2,000	49,600
	Universal Health Realty Income Trust, REIT	1,000	32,130
	Urstadt Biddle Properties, Inc., Class A, REIT	2,100	35,805
	Vornado Realty Trust, REIT	1,080	82,220
		Real Estate Total	6,991,128
Thrifts & Mortgage Finance – 0.4%
	Commercial Capital Bancorp, Inc.	3,600	83,448
	Countrywide Financial Corp.	16,884	624,877
	Golden West Financial Corp.	4,800	294,816
	PMI Group, Inc.	4,100	171,175

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
	Radian Group, Inc.	3,000	159,720
	Sovereign Bancorp, Inc.	8,400	189,420
	Webster Financial Corp.	2,700	136,728
		Thrifts & Mortgage Finance Total	1,660,184
		FINANCIALS TOTAL	62,180,114
HEALTH CARE – 8.6%
Biotechnology – 0.9%
	Amgen, Inc. (a)	12,830	823,045
	Amylin Pharmaceuticals, Inc. (a)	4,894	114,324
	Biogen Idec, Inc. (a)	7,600	506,236
	Cell Therapeutics, Inc. (a)	8,700	70,818
	Cytogen Corp. (a)	5,900	67,968
	Enzo Biochem, Inc. (a)	3,300	64,251
	Exact Sciences Corp. (a)	6,000	22,920
	Gen-Probe, Inc. (a)	2,400	108,504
	Genentech, Inc. (a)	20,400	1,110,576
	Genzyme Corp. (a)	2,390	138,787
	Gilead Sciences, Inc. (a)	7,900	276,421
	NeoPharm, Inc. (a)	8,210	102,707
	Neurocrine Biosciences, Inc. (a)	1,500	73,950
	Protein Design Labs, Inc. (a)	4,100	84,706
	QLT, Inc. (a)	6,900	110,952
	Telik, Inc. (a)	4,000	76,560
		Biotechnology Total	3,752,725
Health Care Equipment & Services – 0.0%
	GN Store Nord A/S	12,500	134,180
		Health Care Equipment & Services Total	134,180
Health Care Equipment & Supplies – 2.4%
	Alcon, Inc.	13,110	1,056,666
	Beckman Coulter, Inc.	1,130	75,699
	Bio-Rad Laboratories, Inc., Class A (a)	1,500	86,055
	Biomet, Inc.	2,740	118,889
	Cardiac Science, Inc. (a)	15,100	32,314
	Conceptus, Inc. (a)	5,700	46,255
	Cooper Companies, Inc.	900	63,531
	Fisher Scientific International, Inc. (a)	2,850	177,783
	Integra LifeSciences Holdings Corp. (a)	2,900	107,097
	Kinetic Concepts, Inc. (a)	15,270	1,165,101
	LCA-Vision, Inc.	2,950	69,000
	Medical Action Industries, Inc. (a)	5,400	106,380

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Millipore Corp. (a)	2,400	119,544
	Nobel Biocare Holding AG	1,222	220,593
	Palomar Medical Technologies, Inc. (a)	1,900	49,533
	Smith & Nephew PLC	48,456	495,001
	SonoSite, Inc. (a)	3,300	112,035
	St. Jude Medical, Inc. (a)	18,920	793,316
	SurModics, Inc. (a)	600	19,506
	Synthes, Inc. (a)	1,200	133,957
	Thermo Electron Corp. (a)	35,350	1,067,216
	Varian Medical Systems, Inc. (a)	54,490	2,356,148
	Varian, Inc. (a)	2,500	102,525
	Zimmer Holdings, Inc. (a)	23,000	1,842,760
		Health Care Equipment & Supplies Total	10,416,904
Health Care Providers & Services – 1.2%
	Accredo Health, Inc. (a)	2,580	71,518
	Advisory Board Co. (a)	3,300	121,704
	Aetna, Inc.	10,927	1,363,143
	America Service Group, Inc. (a)	2,888	77,312
	Capital Senior Living Corp. (a)	1,100	6,226
	Caremark Rx, Inc. (a)	17,910	706,191
	Community Health Systems, Inc. (a)	2,240	62,451
	Cross Country Healthcare, Inc. (a)	2,200	39,776
	DaVita, Inc. (a)	5,520	218,206
	Genesis HealthCare Corp. (a)	1,150	40,284
	Gentiva Health Services, Inc. (a)	2,100	35,112
	HCA, Inc.	2,600	103,896
	Hooper Holmes, Inc.	6,200	36,704
	Isolagen, Inc. (a)	6,000	47,220
	Kindred Healthcare, Inc. (a)	2,500	74,875
	LifePoint Hospitals, Inc. (a)	2,100	73,122
	Medco Health Solutions, Inc. (a)	1,600	66,560
	OCA, Inc. (a)	4,500	28,575
	PAREXEL International Corp. (a)	3,000	60,900
	Pediatrix Medical Group, Inc. (a)	1,100	70,455
	Province Healthcare Co. (a)	1,500	33,525
	Stewart Enterprises, Inc., Class A (a)	7,200	50,328
	U.S. Physical Therapy, Inc. (a)	2,400	37,008
	UnitedHealth Group, Inc.	16,639	1,464,731
		Health Care Providers & Services Total	4,889,822

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 4.1%
	Abbott Laboratories	30,000	1,399,500
	Advancis Pharmaceutical Corp. (a)	8,100	30,942
	AstraZeneca PLC	13,900	503,244
	BioSante Pharmaceuticals, Inc. (a)	4,700	25,756
	Bone Care International, Inc. (a)	3,400	94,690
	Bradley Pharmaceuticals, Inc. (a)	2,100	40,740
	Bristol-Myers Squibb Co.	16,864	432,056
	Caraco Pharmaceutical Laboratories Ltd. (a)	2,000	19,100
	Chugai Pharmaceutical Co., Ltd.	11,200	184,898
	DepoMed, Inc. (a)	14,000	75,600
	DOV Pharmaceutical, Inc. (a)	5,800	104,690
	Elan Corp. PLC, ADR (a)	4,270	116,357
	Endo Pharmaceuticals Holdings, Inc. (a)	3,600	75,672
	GlaxoSmithKline PLC	37,030	867,275
	Johnson & Johnson	67,578	4,285,797
	Medicis Pharmaceutical Corp., Class A	5,260	184,678
	Merck & Co., Inc.	20,098	645,950
	Nektar Therapeutics (a)	8,300	167,992
	Novartis AG, ADR	28,000	1,415,120
	Novartis AG, Registered Shares	12,830	643,764
	Noven Pharmaceuticals, Inc. (a)	4,100	69,946
	Perrigo Co.	2,200	37,994
	Pfizer, Inc.	70,412	1,893,379
	Renovis, Inc. (a)	5,800	83,404
	Salix Pharmaceuticals Ltd. (a)	5,100	89,709
	Sanofi-Aventis	8,550	680,961
	Schering AG	3,100	230,547
	Shire Pharmaceuticals Group PLC	16,100	168,789
	Takeda Pharmaceutical Co., Ltd.	15,200	764,491
	Taro Pharmaceuticals Industries Ltd. (a)	2,000	68,060
	Teva Pharmaceutical Industries Ltd., ADR	75,660	2,259,208
		Pharmaceuticals Total	17,660,309
		HEALTH CARE TOTAL	36,853,940
INDUSTRIAL – 8.2%
Aerospace & Defense – 1.1%
	AAR Corp. (a)	3,054	41,595
	Alliant Techsystems, Inc. (a)	1,300	84,994
	DRS Technologies, Inc. (a)	3,200	136,672

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Aerospace & Defense – (continued)
	Esterline Technologies Corp. (a)	2,100	68,565
	General Dynamics Corp.	11,532	1,206,247
	Goodrich Corp.	4,100	133,824
	Herley Industries, Inc. (a)	1,600	32,544
	Kaman Corp., Class A	2,900	36,685
	L-3 Communications Holdings, Inc.	820	60,057
	Ladish Co., Inc. (a)	3,400	39,066
	Northrop Grumman Corp.	1,000	54,360
	Precision Castparts Corp.	1,300	85,384
	Raytheon Co.	14,307	555,541
	United Defense Industries, Inc. (a)	1,720	81,270
	United Technologies Corp.	21,965	2,270,083
		Aerospace & Defense Total	4,886,887
Air Freight & Logistics – 0.4%
	C.H. Robinson Worldwide, Inc.	1,540	85,501
	CNF, Inc.	2,000	100,200
	EGL, Inc. (a)	3,600	107,604
	Expeditors International of Washington, Inc.	1,240	69,291
	HUB Group, Inc., Class A (a)	1,765	92,168
	Ryder System, Inc.	1,000	47,770
	United Parcel Service, Inc., Class B	14,200	1,213,532
	UTI Worldwide, Inc.	1,600	108,832
		Air Freight & Logistics Total	1,824,898
Airlines – 0.0%
	MAIR Holdings, Inc. (a)	1,900	17,480
	Skywest, Inc.	2,400	48,144
		Airlines Total	65,624
Building Products – 0.4%
	American Standard Companies, Inc. (a)	30,200	1,247,864
	Masco Corp.	1,680	61,371
	NCI Building Systems, Inc. (a)	1,700	63,750
	Nippon Sheet Glass Co., Ltd.	32,000	131,911
	Wienerberger AG	6,657	317,262
		Building Products Total	1,822,158
Commercial Services & Supplies – 1.3%
	ABM Industries, Inc.	2,400	47,328
	Adesa, Inc.	1,700	36,074

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Commercial Services & Supplies – (continued)
	Advance America Cash Advance Centers, Inc. (a)	600	13,740
	Angelica Corp.	1,300	35,165
	Avery Dennison Corp.	1,100	65,967
	Brink’s Co.	5,700	225,264
	Casella Waste Systems, Inc., Class A (a)	5,000	73,200
	Cendant Corp.	60,775	1,420,919
	Century Business Services, Inc. (a)	2,938	12,810
	ChoicePoint, Inc. (a)	3,600	165,564
	Cintas Corp.	1,360	59,649
	Consolidated Graphics, Inc. (a)	2,100	96,390
	Corporate Executive Board Co.	3,940	263,744
	Danka Business Systems PLC, ADR (a)	3,200	10,112
	Educate, Inc. (a)	6,100	80,764
	Education Management Corp. (a)	2,780	91,768
	Electro Rent Corp. (a)	1,000	14,230
	Healthcare Services Group, Inc.	2,850	59,394
	Imagistics International, Inc. (a)	2,500	84,150
	Laureate Education, Inc. (a)	2,200	96,998
	Manpower, Inc.	6,340	306,222
	MDC Partners, Inc., Class A (a)	6,500	70,135
	Navigant Consulting, Inc. (a)	3,300	87,780
	NCO Group, Inc. (a)	4,500	116,325
	Randstad Holding NV	11,400	447,025
	Republic Services, Inc.	8,096	271,540
	Robert Half International, Inc.	2,330	68,572
	Sourcecorp, Inc. (a)	1,500	28,665
	TeleTech Holdings, Inc. (a)	4,000	38,760
	Waste Management, Inc.	37,137	1,111,882
		Commercial Services & Supplies Total	5,500,136
Construction & Engineering – 0.3%
	Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	2,200	88,000
	Comfort Systems USA, Inc. (a)	5,100	39,168
	Dycom Industries, Inc. (a)	2,100	64,092
	EMCOR Group, Inc. (a)	700	31,626
	Fluor Corp.	800	43,608
	Jacobs Engineering Group, Inc. (a)	2,340	111,829
	MasTec, Inc. (a)	1,000	10,110
	Quanta Services, Inc. (a)	1,500	12,000

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Construction & Engineering – (continued)
	Shimizu Corp.	63,000	314,683
	Vinci SA	3,510	469,724
	Washington Group International, Inc. (a)	1,400	57,750
		Construction & Engineering Total	1,242,590
Electrical Equipment – 0.4%
	AMETEK, Inc.	2,500	89,175
	C&D Technologies, Inc.	2,100	35,784
	Genlyte Group, Inc. (a)	800	68,544
	Hubbell, Inc., Class B	1,200	62,760
	Mitsubishi Electric Corp.	43,000	210,523
	Plug Power, Inc. (a)	11,400	69,654
	Powell Industries, Inc. (a)	1,200	22,188
	Rockwell Automation, Inc.	23,200	1,149,560
	Woodward Governor Co. (a)	800	57,288
		Electrical Equipment Total	1,765,476
Industrial Conglomerates – 2.3%
	Carlisle Companies, Inc.	1,900	123,348
	General Electric Co.	127,569	4,656,269
	Hutchison Whampoa Ltd.	31,000	290,139
	Siemens AG, Registered Shares	3,787	319,747
	Smiths Group PLC	19,333	304,581
	Textron, Inc.	18,318	1,351,868
	Tyco International Ltd.	71,640	2,560,414
		Industrial Conglomerates Total	9,606,366
Machinery – 1.6%
	AGCO Corp. (a)	3,000	65,670
	Alamo Group, Inc.	1,000	27,160
	Atlas Copco AB, Class B	13,700	569,905
	Briggs & Stratton Corp.	1,500	62,370
	Caterpillar, Inc.	4,800	468,048
	Cuno, Inc. (a)	1,900	112,860
	Deere & Co.	15,059	1,120,390
	Dover Corp.	1,900	79,686
	Eaton Corp.	10,615	768,101
	EnPro Industries, Inc. (a)	2,600	76,882
	Harsco Corp.	1,700	94,758
	Heidelberger Druckmaschinen AG (a)	8,428	285,300
	Ingersoll-Rand Co., Ltd., Class A	14,500	1,164,350

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Machinery – (continued)
	ITT Industries, Inc.	11,000	928,950
	Kadant, Inc. (a)	2,100	43,050
	Navistar International Corp. (a)	4,100	180,318
	Parker Hannifin Corp.	1,400	106,036
	RAE Systems, Inc. (a)	4,900	35,770
	Robbins & Myers, Inc.	2,173	51,783
	Tecumseh Products Co., Class A	1,000	47,800
	Volvo AB, Class B	7,600	300,493
	Wabash National Corp. (a)	2,800	75,404
		Machinery Total	6,665,084
Road & Rail – 0.3%
	Burlington Northern Santa Fe Corp.	2,900	137,199
	Canadian National Railway Co.	6,290	382,961
	ComfortDelGro Corp., Ltd.	183,000	173,720
	Covenant Transport, Inc., Class A (a)	1,700	35,394
	Dollar Thrifty Automotive Group, Inc. (a)	1,500	45,300
	East Japan Railway Co.	37	205,495
	Genesee & Wyoming, Inc., Class A (a)	3,501	98,483
	Heartland Express, Inc.	4,050	91,004
	Sirva, Inc. (a)	3,600	69,192
	U.S. Xpress Enterprises, Inc., Class A (a)	1,000	29,300
	Werner Enterprises, Inc.	2,700	61,128
		Road & Rail Total	1,329,176
Trading Companies & Distributors – 0.1%
	Aceto Corp.	3,700	70,448
	Hughes Supply, Inc.	2,304	74,534
	Mitsubishi Corp.	22,000	283,235
	Watsco, Inc.	2,600	91,572
		Trading Companies & Distributors Total	519,789
		INDUSTRIAL TOTAL	35,228,184
INFORMATION TECHNOLOGY – 9.4%
Communications Equipment – 1.7%
	Anaren, Inc. (a)	3,000	38,880
	Andrew Corp. (a)	11,800	160,834
	Avaya, Inc. (a)	32,800	564,160
	Avocent Corp. (a)	1,460	59,159
	Belden CDT, Inc.	1,400	32,480
	Black Box Corp.	900	43,218
	Cisco Systems, Inc. (a)	131,465	2,537,274

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	Comverse Technology, Inc. (a)	4,650	113,693
	F5 Networks, Inc. (a)	2,100	102,312
	Finisar Corp. (a)	17,200	39,216
	Foundry Networks, Inc. (a)	6,900	90,804
	Harris Corp.	1,000	61,790
	Inter-Tel, Inc.	2,645	72,420
	Juniper Networks, Inc. (a)	3,100	84,289
	NMS Communications Corp. (a)	7,800	49,218
	Nokia Oyj	19,000	297,444
	Nokia Oyj, ADR	94,891	1,486,942
	Polycom, Inc. (a)	3,640	84,885
	QUALCOMM, Inc.	22,460	952,304
	Tandberg ASA	27,400	338,400
	Telefonaktiebolaget LM Ericsson, ADR (a)	6,300	198,387
	Tellabs, Inc. (a)	11,000	94,490
	Tollgrade Communications, Inc. (a)	2,300	28,152
		Communications Equipment Total	7,530,751
Computers & Peripherals – 2.0%
	ActivCard Corp. (a)	3,700	32,930
	Advanced Digital Information Corp. (a)	700	7,014
	Apple Computer, Inc. (a)	1,340	86,296
	Applied Films Corp. (a)	3,400	73,304
	Cray, Inc. (a)	8,200	38,212
	Dell, Inc. (a)	39,675	1,671,904
	Electronics for Imaging, Inc. (a)	700	12,187
	EMC Corp. (a)	34,600	514,502
	Hypercom Corp. (a)	4,700	27,824
	Imation Corp.	400	12,732
	Innovex, Inc. (a)	2,900	15,805
	Intergraph Corp. (a)	935	25,180
	International Business Machines Corp.	32,885	3,241,803
	Lexmark International, Inc., Class A (a)	26,274	2,233,290
	PalmSource, Inc. (a)	5,000	63,700
	Pinnacle Systems, Inc. (a)	8,100	49,410
	SanDisk Corp. (a)	5,140	128,346
	Toshiba Corp.	51,000	218,962
		Computers & Peripherals Total	8,453,401

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – 0.6%
	Agilysys, Inc.	1,900	32,566
	Amphenol Corp., Class A	5,600	205,744
	Anixter International, Inc.	2,900	104,371
	Arrow Electronics, Inc.	4,200	102,060
	AVX Corp.	6,100	76,860
	Benchmark Electronics, Inc. (a)	1,250	42,625
	Brightpoint, Inc. (a)	3,600	70,344
	CDW Corp.	780	51,753
	Checkpoint Systems, Inc. (a)	2,200	39,710
	FLIR Systems, Inc. (a)	980	62,514
	Global Imaging Systems, Inc. (a)	3,300	130,350
	Hoya Corp.	1,200	135,485
	Identix, Inc. (a)	4,500	33,210
	Itron, Inc. (a)	4,300	102,813
	Littelfuse, Inc. (a)	3,000	102,480
	MTS Systems Corp.	1,700	57,477
	NU Horizons Electronics Corp. (a)	3,800	30,324
	OSI Systems, Inc. (a)	4,900	111,279
	Photon Dynamics, Inc. (a)	2,600	63,128
	Planar Systems, Inc. (a)	1,800	20,214
	Samsung Electronics Co., Ltd., Registered Shares, GDR	2,076	454,644
	TDK Corp.	4,200	311,080
	Vishay Intertechnology, Inc. (a)	3,800	57,076
		Electronic Equipment & Instruments Total	2,398,107
Internet Software & Services – 0.5%
	Ask Jeeves, Inc. (a)	3,150	84,262
	Corillian Corp. (a)	17,100	84,132
	Digital River, Inc. (a)	2,100	87,381
	Digitas, Inc. (a)	11,630	111,067
	Equinix, Inc. (a)	1,800	76,932
	Keynote Systems, Inc. (a)	2,900	40,368
	NIWS Co., Ltd.	65	187,371
	Retek, Inc. (a)	14,700	90,405
	Shanda Interactive Entertainment Ltd., ADS (a)	900	38,250
	Stellent, Inc. (a)	3,100	27,342
	TeleCommunication Systems, Inc., Class A (a)	12,100	40,402
	VeriSign, Inc. (a)	1,420	47,598

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
	Yahoo!, Inc. (a)	30,240	1,139,443
		Internet Software & Services Total	2,054,953
IT Services – 0.7%
	Accenture Ltd., Class A (a)	43,056	1,162,512
	Acxiom Corp.	2,100	55,230
	Affiliated Computer Services, Inc., Class A (a)	2,700	162,513
	Automatic Data Processing, Inc.	8,400	372,540
	Cognizant Technology Solutions Corp., Class A (a)	15,030	636,220
	Computer Horizons Corp. (a)	4,200	16,002
	DST Systems, Inc. (a)	1,300	67,756
	Inforte Corp. (a)	2,900	22,852
	Iron Mountain, Inc. (a)	3,770	114,948
	Lightbridge, Inc. (a)	3,500	21,140
	MAXIMUS, Inc. (a)	2,800	87,136
	MPS Group, Inc. (a)	8,200	100,532
	SunGard Data Systems, Inc. (a)	2,070	58,643
		IT Services Total	2,878,024
Office Electronics – 0.3%
	Canon, Inc.	6,300	340,176
	Xerox Corp. (a)	43,156	734,083
	Zebra Technologies Corp., Class A (a)	2,035	114,530
		Office Electronics Total	1,188,789
Semiconductors & Semiconductor Equipment – 1.7%
	Advanced Micro Devices (a)	6,360	140,047
	Altera Corp. (a)	42,520	880,164
	August Technology Corp. (a)	4,600	48,438
	Broadcom Corp., Class A (a)	4,400	142,032
	Brooks Automation, Inc. (a)	6,700	115,374
	Cypress Semiconductor Corp. (a)	6,300	73,899
	DSP Group, Inc. (a)	2,000	44,660
	Entegris, Inc. (a)	11,000	109,450
	Exar Corp. (a)	2,200	31,218
	FEI Co. (a)	3,700	77,700
	Freescale Semiconductor, Inc., Class B (a)	2,826	51,885
	Integrated Circuit Systems, Inc. (a)	2,000	41,840
	Intel Corp.	92,260	2,157,962

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	IXYS Corp. (a)	9,700	100,104
	Leadis Technology, Inc. (a)	4,700	50,055
	Linear Technology Corp.	9,170	355,429
	Marvell Technology Group Ltd. (a)	4,500	159,615
	Microchip Technology, Inc.	12,940	344,980
	Mykrolis Corp. (a)	5,500	77,935
	National Semiconductor Corp.	2,410	43,260
	NVIDIA Corp. (a)	4,200	98,952
	Pericom Semiconductor Corp. (a)	2,200	20,746
	Samsung Electronics Co., Ltd., GDR (b)	2,196	480,924
	Silicon Image, Inc. (a)	4,800	79,008
	Silicon Laboratories, Inc. (a)	4,000	141,240
	Silicon Storage Technology, Inc. (a)	10,000	59,500
	STMicroelectronics N.V., N.Y. Registered Shares	10,000	193,200
	Teradyne, Inc. (a)	14,600	249,222
	Texas Instruments, Inc.	37,900	933,098
	Ultratech, Inc. (a)	4,900	92,365
	Zoran Corp. (a)	6,500	75,270
		Semiconductors & Semiconductor Equipment Total	7,469,572
Software – 1.9%
	Activision, Inc. (a)	3,400	68,612
	Amdocs Ltd. (a)	17,920	470,400
	Ascential Software Corp. (a)	2,900	47,299
	BMC Software, Inc. (a)	4,750	88,350
	Business Objects SA, ADR (a)	1,350	34,209
	Cadence Design Systems, Inc. (a)	3,200	44,192
	Captaris, Inc. (a)	6,200	31,992
	Captiva Software Corp. (a)	6,900	70,380
	Check Point Software Technologies Ltd. (a)	4,590	113,052
	Citrix Systems, Inc. (a)	4,920	120,688
	Epicor Software Corp. (a)	4,700	66,223
	FileNET Corp. (a)	2,600	66,976
	Hyperion Solutions Corp. (a)	2,930	136,597
	Internet Security Systems, Inc. (a)	2,100	48,825
	Lawson Software, Inc. (a)	2,900	19,923
	Magma Design Automation, Inc. (a)	5,000	62,800
	Manhattan Associates, Inc. (a)	2,700	64,476
	Mercury Interactive Corp. (a)	3,250	148,037

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Micromuse, Inc. (a)	18,900	104,895
	Microsoft Corp.	170,265	4,547,778
	MSC.Software Corp. (a)	3,800	39,786
	Novell, Inc. (a)	8,860	59,805
	OpenTV Corp., Class A (a)	15,500	59,520
	Oracle Corp. (a)	48,125	660,275
	PLATO Learning, Inc. (a)	5,900	43,955
	Sage Group PLC	9,428	36,546
	SAP AG, ADR	11,800	521,678
	ScanSoft, Inc. (a)	10,700	44,833
	SeaChange International, Inc. (a)	200	3,488
	Sybase, Inc. (a)	1,800	35,910
	Take-Two Interactive Software, Inc. (a)	1,900	66,101
	Transaction Systems Architects, Inc., Class A (a)	2,800	55,580
	VERITAS Software Corp. (a)	3,710	105,920
	Verity, Inc. (a)	4,200	55,104
		Software Total	8,144,205
		INFORMATION TECHNOLOGY TOTAL	40,117,802
MATERIALS – 2.4%
Chemicals – 1.2%
	Air Products & Chemicals, Inc.	24,167	1,400,961
	BASF AG	5,600	401,750
	Cytec Industries, Inc.	1,100	56,562
	Eastman Chemical Co.	2,400	138,552
	Engelhard Corp.	2,900	88,943
	H.B. Fuller Co.	1,300	37,063
	International Flavors & Fragrances, Inc.	2,900	124,236
	Landec Corp. (a)	9,200	62,928
	LESCO, Inc. (a)	200	2,578
	Lubrizol Corp.	5,200	191,672
	Minerals Technologies, Inc.	800	53,360
	Novozymes A/S, Class B	2,850	144,232
	Potash Corp. of Saskatchewan, Inc.	2,900	240,874
	PPG Industries, Inc.	1,700	115,872
	Praxair, Inc.	3,900	172,185
	Schulman (A.), Inc.	1,700	36,397
	Sensient Technologies Corp.	1,700	40,783

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Shin-Etsu Chemical Co., Ltd.	6,400	261,994
	Stepan Co.	1,500	36,540
	SUMITOMO CHEMICAL Co., Ltd.	75,000	365,533
	Syngenta AG (a)	6,556	693,489
	TEIJIN Ltd.	29,000	125,365
	UAP Holding Corp. (a)	6,500	112,255
		Chemicals Total	4,904,124
Construction Materials – 0.2%
	Cemex SA de CV, ADR	13,300	484,386
	Eagle Materials, Inc.	1,100	94,985
	Florida Rock Industries, Inc.	790	47,029
		Construction Materials Total	626,400
Containers & Packaging – 0.1%
	AptarGroup, Inc.	1,000	52,780
	Bemis Co., Inc.	2,200	63,998
	Crown Holdings, Inc. (a)	8,000	109,920
	Greif, Inc., Class A	1,700	95,200
	Packaging Corp. of America	5,500	129,525
	Pactiv Corp. (a)	3,500	88,515
		Containers & Packaging Total	539,938
Metals & Mining – 0.2%
	Allegheny Technologies, Inc.	2,180	47,240
	AMCOL International Corp.	4,000	80,360
	Carpenter Technology Corp.	2,400	140,304
	Coeur d’Alene Mines Corp. (a)	9,100	35,763
	Freeport-McMoRan Copper & Gold, Inc., Class B	1,680	64,226
	Inco Ltd. (a)	2,920	107,398
	Metal Management, Inc.	3,400	91,358
	Peabody Energy Corp.	2,360	190,948
	Phelps Dodge Corp.	1,060	104,855
	RTI International Metals, Inc. (a)	3,000	61,620
	Steel Technologies, Inc.	2,400	66,024
		Metals & Mining Total	990,096
Paper & Forest Products – 0.7%
	Bowater, Inc.	3,380	148,619
	Georgia-Pacific Corp.	4,500	168,660
	Glatfelter	3,600	55,008
	International Paper Co.	2,820	118,440
	MeadWestvaco Corp.	43,437	1,472,080
	Mercer International, Inc. (a)	4,400	46,860

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
	Neenah Paper, Inc.	578	18,843
	UPM-Kymmene Oyj	12,850	285,404
	Weyerhaeuser Co.	11,921	801,330
		Paper & Forest Products Total	3,115,244
		MATERIALS TOTAL	10,175,802
TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 1.6%
	Belgacom SA (a)	7,700	331,663
	BellSouth Corp.	26,930	748,385
	Deutsche Telekom AG, Registered Shares (a)	29,248	660,310
	France Telecom SA	12,400	409,146
	Nippon Telegraph & Telephone Corp.	66	296,221
	North Pittsburgh Systems, Inc.	1,800	44,514
	Qwest Communications International, Inc. (a)	1	4
	SBC Communications, Inc.	78,050	2,011,348
	SpectraSite, Inc. (a)	700	40,530
	TDC A/S	4,800	202,601
	Telecom Italia S.p.A.	84,240	343,151
	Verizon Communications, Inc.	42,058	1,703,770
		Diversified Telecommunication Services Total	6,791,643
Wireless Telecommunication Services – 0.5%
	American Tower Corp., Class A (a)	2,970	54,648
	Crown Castle International Corp. (a)	7,740	128,793
	Millicom International Cellular SA (a)	2,780	63,189
	Mobile TeleSystems, ADR	700	96,957
	Nextel Partners, Inc., Class A (a)	4,070	79,528
	NTT DoCoMo, Inc.	187	344,014
	Price Communications Corp. (a)	2,230	41,456
	Telephone and Data Systems, Inc.	2,800	215,460
	VimpelCom, ADR (a)	1,710	61,799
	Vodafone Group PLC	338,200	915,575
	Western Wireless Corp., Class A (a)	3,700	108,410
		Wireless Telecommunication Services Total	2,109,829
		TELECOMMUNICATION SERVICES TOTAL	8,901,472
UTILITIES – 2.1%
Electric Utilities – 1.7%
	ALLETE, Inc.	1,666	61,226

		Shares	Value ($)*
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	American Electric Power Co., Inc.	30,716	1,054,787
	Central Vermont Public Service Corp.	2,400	55,824
	CH Energy Group, Inc.	1,700	81,685
	E.ON AG	2,879	261,412
	Edison International	3,200	102,496
	El Paso Electric Co. (a)	2,800	53,032
	Entergy Corp.	14,729	995,533
	Exelon Corp.	21,064	928,291
	Fortum Oyj	17,400	320,903
	Maine & Maritimes Corp.	500	13,175
	MGE Energy, Inc.	1,000	36,030
	Otter Tail Corp.	1,500	38,295
	PG&E Corp. (a)	14,998	499,133
	PPL Corp.	1,400	74,592
	Progress Energy, Inc.	3,000	135,720
	Puget Energy, Inc.	2,400	59,280
	Reliant Energy, Inc. (a)	4,500	61,425
	Tokyo Electric Power Co., Inc.	9,200	225,418
	TXU Corp.	33,966	2,192,845
		Electric Utilities Total	7,251,102
Gas Utilities – 0.1%
	Cascade Natural Gas Corp.	1,100	23,320
	Centrica PLC	49,860	225,764
	Northwest Natural Gas Co.	800	26,992
	TOKYO GAS Co., Ltd.	54,000	220,888
	WGL Holdings, Inc.	900	27,756
		Gas Utilities Total	524,720
Multi-Utilities & Unregulated Power – 0.2%
	Constellation Energy Group	2,800	122,388
	Energy East Corp.	3,600	96,048
	National Grid Transco PLC	43,600	414,477
		Multi-Utilities & Unregulated Power Total	632,913
Water Utilities – 0.1%
	Nalco Holding Co. (a)	4,500	87,840
	Veolia Environnement	11,700	422,023
	Water Utilities Total	509,863
	UTILITIES TOTAL	8,918,598

	Total Common Stocks (cost of $229,410,004)		287,111,402

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 14.7%
BASIC MATERIALS – 0.6%
Chemicals – 0.2%
Airgas, Inc.
	6.250% 07/15/14	5,000	5,106
	9.125% 10/01/11	250,000	280,312
Equistar Chemicals LP
	10.125% 09/01/08	25,000	28,813
	10.625% 05/01/11	85,000	98,494
Ethyl Corp.	8.875% 05/01/10	155,000	171,275
MacDermid, Inc.	9.125% 07/15/11	130,000	144,300
Nalco Co.	7.750% 11/15/11	115,000	123,769
		Chemicals Total	852,069
Forest Products & Paper – 0.4%
Boise Cascade LLC	7.125% 10/15/14(b)	230,000	243,225
Westvaco Corp.	8.200% 01/15/30	1,290,000	1,602,890
		Forest Products & Paper Total	1,846,115
Iron/Steel – 0.0%
Russel Metals, Inc.	6.375% 03/01/14	130,000	131,950
		Iron/Steel Total	131,950
		BASIC MATERIALS TOTAL	2,830,134
COMMUNICATIONS – 2.4%
Advertising – 0.3%
Lamar Media Corp.	7.250% 01/01/13	450,000	486,562
R.H. Donnelley Finance Corp.	10.875% 12/15/12(b)	400,000	475,000
		Advertising Total	961,562
Media – 0.9%
Comcast Corp.	7.050% 03/15/33	950,000	1,087,997
DirecTV Holdings LLC	8.375% 03/15/13	375,000	420,469
EchoStar DBS Corp.
	5.750% 10/01/08	410,000	416,150
	6.625% 10/01/14(b)	90,000	91,350
Emmis Operating Co.	6.875% 05/15/12	65,000	67,762
Gannett Co., Inc.	5.500% 04/01/07	1,000,000	1,041,700
LIN Television Corp.	6.500% 05/15/13	275,000	282,906

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Rogers Cable, Inc.
	6.250% 06/15/13	225,000	226,125
	7.875% 05/01/12	35,000	38,325
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	245,000	267,050
		Media Total	3,939,834
Telecommunications – 1.2%
MCI, Inc.
	6.908% 05/01/07	24,000	24,660
	7.688% 05/01/09	24,000	24,900
	8.735% 05/01/14	20,000	21,600
Nextel Communications, Inc.
	5.950% 03/15/14	20,000	20,750
	7.375% 08/01/15	375,000	414,844
Rogers Wireless, Inc.	8.000% 12/15/12(b)	190,000	200,925
SBC Communications, Inc.	5.750% 05/02/06	1,850,000	1,909,274
Sprint Capital Corp.	6.125% 11/15/08	825,000	884,524
Verizon Global Funding Corp.	7.750% 12/01/30	1,300,000	1,611,649
		Telecommunications Total	5,113,126
		COMMUNICATIONS TOTAL	10,014,522
CONSUMER CYCLICAL – 1.6%
Airlines – 0.4%
Continental Airlines, Inc.	7.461% 04/01/15	810,018	785,717
United Air Lines, Inc.	7.032% 10/01/10(c)	588,020	530,689
United Airlines, Inc.	9.200% 03/22/08(d)	1,014,042	406,884
		Airlines Total	1,723,290
Auto Manufacturers – 0.0%
General Motors Corp.	7.125% 07/15/13	250,000	254,957
		Auto Manufacturers Total	254,957
Entertainment – 0.2%
Cinemark USA, Inc.	9.000% 02/01/13	300,000	342,750
Speedway Motorsports, Inc.	6.750% 06/01/13	237,000	250,035
Warner Music Group	7.375% 04/15/14(b)	125,000	128,125
		Entertainment Total	720,910
Home Builders – 0.2%
KB Home	8.625% 12/15/08	325,000	367,250
Toll Corp.	8.250% 12/01/11	365,000	403,325
		Home Builders Total	770,575
Leisure Time – 0.1%
K2, Inc.	7.375% 07/01/14(b)	125,000	137,187
Royal Caribbean Cruises

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
	6.750% 03/15/08	80,000	85,600
	6.875% 12/01/13	100,000	108,250
	8.750% 02/02/11	155,000	183,288
		Leisure Time Total	514,325
Lodging – 0.5%
Caesars Entertainment, Inc.	9.375% 02/15/07	380,000	418,019
Kerzner International	8.875% 08/15/11	155,000	169,725
MGM Mirage, Inc.
	6.000% 10/01/09	60,000	61,800
	9.750% 06/01/07	365,000	406,062
Park Place Entertainment Corp.	8.875% 09/15/08	35,000	39,727
Starwood Hotels & Resorts Worldwide, Inc.	7.875% 05/01/12	225,000	256,500
Station Casinos, Inc.	6.500% 02/01/14	445,000	457,238
Wynn Las Vegas LLC	6.625% 12/01/14(b)	175,000	173,250
		Lodging Total	1,982,321
Retail – 0.2%
AutoNation, Inc.	9.000% 08/01/08	215,000	245,100
Dominos, Inc.	8.250% 07/01/11	115,000	125,781
Finlay Fine Jewelry Corp.	8.375% 06/01/12	100,000	108,000
Group 1 Automotive, Inc.	8.250% 08/15/13	90,000	95,963
Suburban Propane Partners	6.875% 12/15/13	145,000	147,900
		Retail Total	722,744
Toys/Games/Hobbies – 0.0%
Hasbro, Inc.	6.150% 07/15/08	200,000	212,250
		Toys/Games/Hobbies Total	212,250
		CONSUMER CYCLICAL TOTAL	6,901,372
CONSUMER CYCLICAL – 0.2%
Electric/Gas – 0.0%
Northwestern Corp.	5.875% 11/01/14(b)	10,000	10,200
		Electric/Gas Total	10,200
Media – 0.1%
Dex Media West LLC	5.875% 11/15/11(b)	210,000	208,950
		Media Total	208,950
Retail – 0.1%
Freescale Semiconductor, Inc.	6.875% 07/15/11	275,000	295,625
Markwest Energy Partners	6.875% 11/01/14(b)	115,000	116,725
Owens-Brockway Glass Container	6.750% 12/01/14(b)	25,000	25,375
		Retail Total	437,725

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Telephone – 0.0%
Rogers Wireless, Inc.	7.500% 03/15/15(b)	110,000	116,325
		Telephone Total	116,325
		CONSUMER CYCLICAL TOTAL	773,200
CONSUMER NON-CYCLICAL – 1.8%
Beverages – 0.2%
Constellation Brands, Inc.	8.125% 01/15/12	450,000	491,625
Cott Beverages, Inc.	8.000% 12/15/11	450,000	488,812
		Beverages Total	980,437
Commercial Services – 0.2%
Corrections Corp. of America	7.500% 05/01/11	325,000	347,750
Iron Mountain, Inc.
	7.750% 01/15/15	10,000	10,100
	8.625% 04/01/13	330,000	350,625
United Rentals, Inc.
	7.000% 02/15/14	150,000	141,000
	7.750% 11/15/13	105,000	103,425
		Commercial Services Total	952,900
Cosmetics/Personal Care – 0.3%
Procter & Gamble Co.	4.750% 06/15/07	1,100,000	1,133,627
		Cosmetics/Personal Care Total	1,133,627
Healthcare Services – 0.9%
Extendicare Health Services, Inc.
	6.875% 05/01/14	65,000	66,300
	9.500% 07/01/10	15,000	16,800
HCA, Inc.
	6.950% 05/01/12	270,000	283,781
	7.125% 06/01/06	1,450,000	1,508,116
Province Healthcare Co.	7.500% 06/01/13	225,000	252,281
Select Medical Corp.	9.500% 06/15/09	325,000	348,156
Tenet Healthcare Corp.	5.375% 11/15/06	785,000	786,963
Triad Hospitals, Inc.
	7.000% 05/15/12	350,000	368,375
	7.000% 11/15/13	30,000	30,600
		Healthcare Services Total	3,661,372
Household Products/Wares – 0.0%
Church & Dwight Co., Inc.	6.000% 12/15/12(b)	10,000	10,200
Scotts Co.	6.625% 11/15/13	175,000	184,625
		Household Products/Wares Total	194,825
Pharmaceuticals – 0.2%
AmerisourceBergen Corp.	8.125% 09/01/08	300,000	333,750

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Omnicare, Inc.	8.125% 03/15/11	375,000	402,188
		Pharmaceuticals Total	735,938
		CONSUMER NON-CYCLICAL TOTAL	7,659,099
ENERGY – 1.4%
Coal – 0.1%
Peabody Energy Corp.
	5.875% 04/15/16	75,000	74,812
	6.875% 03/15/13	405,000	439,425
		Coal Total	514,237
Oil & Gas – 1.0%
Chesapeake Energy Corp.
	6.375% 06/15/15(b)	150,000	154,875
	7.500% 09/15/13	300,000	327,000
Devon Financing Corp.	6.875% 09/30/11	1,150,000	1,299,673
Newfield Exploration Co.	6.625% 09/01/14(b)	305,000	323,300
Nexen, Inc.	7.875% 03/15/32	750,000	934,095
Pemex Project Funding Master Trust	7.875% 02/01/09(a)	550,000	616,550
Plains Exploration & Production Co.	7.125% 06/15/14	205,000	225,500
Pride International, Inc.	7.375% 07/15/14	220,000	240,350
Vintage Petroleum, Inc.	7.875% 05/15/11	250,000	265,625
		Oil & Gas Total	4,386,968
Oil & Gas Services – 0.2%
Grant Prideco, Inc.	9.625% 12/01/07	410,000	459,200
Hornbeck Offshore Services, Inc.	6.125% 12/01/14(b)	130,000	130,000
Universal Compression, Inc.	7.250% 05/15/10	230,000	246,100
		Oil & Gas Services Total	835,300
Pipelines – 0.1%
Williams Companies, Inc.
	7.125% 09/01/11	25,000	27,312
	8.125% 03/15/12	205,000	237,288
		Pipelines Total	264,600
		ENERGY TOTAL	6,001,105
FINANCIALS – 4.2%
Banks – 0.7%
Bank One Corp.	6.500% 02/01/06	700,000	725,074
HSBC Capital Funding LP	9.547% 12/31/49(b)	800,000	983,032
Rabobank Capital Funding II	5.260% 12/31/49(b)	1,425,000	1,459,827
		Banks Total	3,167,933

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 2.2%
Citicorp	8.040% 12/15/19(b)	1,900,000	2,341,579
Couche-Tard	7.500% 12/15/13	255,000	274,125
Ford Motor Credit Co.	7.375% 02/01/11	1,525,000	1,644,423
General Motors Acceptance Corp.	6.875% 08/28/12	850,000	865,597
Goldman Sachs Group, Inc.	6.600% 01/15/12	2,000,000	2,232,260
International Lease Finance Corp.	6.375% 03/15/09	675,000	729,135
Morgan Stanley	6.750% 04/15/11	570,000	641,934
UFJ Finance Aruba AEC	6.750% 07/15/13	575,000	640,188
		Diversified Financial Services Total	9,369,241
Insurance – 0.9%
Florida Windstorm Underwriting Association	7.125% 02/25/19(b)	1,400,000	1,632,890
Prudential Insurance Co. of America	7.650% 07/01/07(b)	2,000,000	2,187,500
		Insurance Total	3,820,390
Investment Companies – 0.2%
Credit Suisse First Boston USA, Inc.	5.875% 08/01/06	900,000	935,685
		Investment Companies Total	935,685
Real Estate Investment Trusts – 0.1%
iStar Financial, Inc.
	5.125% 04/01/11	25,000	25,241
	7.000% 03/15/08	75,000	81,039
	8.750% 08/15/08	200,000	227,778
		Real Estate Investment Trusts Total	334,058
Venture Capital – 0.1%
Arch Western Finance LLC	7.500% 07/01/13	435,000	449,137
		Venture Capital Total	449,137
		FINANCIALS TOTAL	18,076,444
INDUSTRIAL – 1.4%
Aerospace & Defense – 0.5%
L-3 Communications Corp.
	6.125% 07/15/13	5,000	5,175
	7.625% 06/15/12	450,000	489,375
Raytheon Co.	8.300% 03/01/10	1,200,000	1,421,532
TransDigm, Inc.	8.375% 07/15/11	250,000	267,500
		Aerospace & Defense Total	2,183,582
Electronics – 0.1%
Fisher Scientific International, Inc.	6.750% 08/15/14(b)	165,000	176,962
		Electronics Total	176,962
Environmental Control – 0.1%
Allied Waste North America, Inc.	9.250% 09/01/12	325,000	353,031

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIAL – (continued)
Environmental Control – (continued)
Synagro Technologies, Inc.	9.500% 04/01/09	125,000	136,250
		Environmental Control Total	489,281
Hand/Machine Tools – 0.1%
Kennametal, Inc.	7.200% 06/15/12	400,000	441,732
		Hand/Machine Tools Total	441,732
Machinery Diversified – 0.0%
Manitowoc Co., Inc.	7.125% 11/01/13	20,000	21,650
Westinghouse Air Brake Technologies Corp.	6.875% 07/31/13	145,000	152,250
		Machinery Diversified Total	173,900
Packaging & Containers – 0.4%
Ball Corp.	6.875% 12/15/12	475,000	510,625
Owens-Illinois, Inc.
	7.350% 05/15/08	130,000	136,500
	7.500% 05/15/10	90,000	95,400
Silgan Holdings, Inc.	6.750% 11/15/13	350,000	362,250
Smurfit-Stone Container Corp.
	8.250% 10/01/12	200,000	218,500
	8.375% 07/01/12	125,000	135,938
		Packaging & Containers Total	1,459,213
Transportation – 0.2%
FedEx Corp.	7.530% 09/23/06	368,974	388,171
Offshore Logistics, Inc.	6.125% 06/15/13	155,000	156,937
Teekay Shipping Corp.	8.875% 07/15/11	415,000	480,363
		Transportation Total	1,025,471
		INDUSTRIAL TOTAL	5,950,141
UTILITIES – 1.1%
Electric – 1.1%
AES Corp.	7.750% 03/01/14	175,000	189,656
Dominion Resources, Inc.	6.300% 03/15/33	625,000	650,525
FirstEnergy Corp.	5.500% 11/15/06	1,850,000	1,911,568
Nevada Power Co.	5.875% 01/15/15(b)	65,000	65,325
	6.500% 04/15/12	50,000	52,563
Public Service Electric & Gas	4.000% 11/01/08	1,125,000	1,128,341
Southern Power Co.	6.250% 07/15/12	635,000	691,579

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Texas Genco LLC	6.875% 12/15/14(b)	95,000	98,206
		Electric Total	4,722,438
		UTILITIES TOTAL	4,722,438

	Total Corporate Fixed-Income Bonds & Notes (cost of $61,513,150)		62,993,780
Government Agencies & Obligations – 11.2%
MORTGAGE-BACKED SECURITIES – 8.9%
Federal Home Loan Mortgage Corp.
	5.000% 09/01/34	1,991,930	1,979,420
	5.500% 09/01/34	2,240,890	2,277,937
	6.500% 02/01/11–07/01/31	1,354,987	1,429,245
	7.000% 07/01/28–08/01/31	569,912	604,363
	7.500% 07/01/15–01/01/30	183,827	196,608
	8.000% 09/01/15	81,483	86,494
		Federal Home Loan Mortgage Corp. Total	6,574,067
Federal National Mortgage Association
	4.500% 05/01/34	989,554	957,054
	5.000% 01/01/18–08/01/33	10,523,213	10,627,335
	5.500% 05/01/16–10/01/33	10,876,065	11,084,348
	6.000% 01/01/09–06/01/14	401,019	420,823
	6.120% 10/01/08	2,313,162	2,313,987
	6.500% 03/01/11–10/01/31	1,269,806	1,333,429
	7.000% 03/01/15–07/01/32	758,897	804,557
	7.500% 06/01/15–08/01/31	353,450	376,331
	8.000% 12/01/29–07/01/31	194,360	210,865
		Federal National Mortgage Association Total	28,128,729
Government National Mortgage Association
	6.000% 04/15/13–01/15/29	710,871	739,131
	6.500% 05/15/13–07/15/31	1,486,726	1,572,140
	7.000% 11/15/13–06/15/31	749,513	798,134
	7.500% 06/15/23–09/15/29	261,376	280,971
	8.000% 07/15/25	35,291	38,456
	8.500% 12/15/30	9,935	10,846

		Par ($)	Value ($)*
Government Agencies & Obligations – (continued)
MORTGAGE-BACKED SECURITIES – (continued)
	9.000% 12/15/17	64,714	72,387
		Government National Mortgage Association Total	3,512,065
		MORTGAGE-BACKED SECURITIES TOTAL	38,214,861
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 2.3%
Federal National Mortgage Association
	5.000% 12/25/15	1,200,000	1,223,168
	6.625% 09/15/09	2,900,000	3,238,064
U.S. Treasury Bond
	5.375% 02/15/31	3,840,000	4,152,300
	6.125% 08/15/29	425,000	498,976
	6.250% 08/15/23	600,000	702,445
		U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL	9,814,953

	Total Government Agencies & Obligations (cost of $46,418,452)		48,029,814
Asset-Backed Securities – 3.4%
California Infrastructure	6.420% 12/26/09	2,000,000	2,134,560
Capital One Multi-Asset Execution Trust	3.650% 07/15/11	1,360,000	1,352,982
Chase Manhattan Auto Owner Trust	3.800% 05/15/08	771,428	774,853
Chemical Bank Master Credit Card Trust I	5.980% 09/15/08	1,550,000	1,587,324
Citibank Credit Card Issuance Trust
	2.900% 05/17/10	1,200,000	1,168,644
	4.950% 02/09/09	225,000	231,811
Consumer Funding LLC	5.430% 04/20/15	820,000	869,077
Honda Auto Receivables Owner Trust	3.000% 05/18/06	199,230	199,455
Navistar Financials Corp.,
	Series 2003 B, Class A4,
	3.250% 10/15/10	2,600,000	2,580,786
Origen Manufactured Housing	3.380% 08/15/17	870,000	853,157
Providian Gateway Master Trust	3.350% 09/15/11(b)	1,200,000	1,189,068
Standard Credit Card Master Trust	6.550% 10/07/07	1,395,000	1,430,656

	Total Asset-Backed Securities (cost of $14,585,056)		14,372,373
Collateralized Mortgage Obligations – 2.0%
American Mortgage Trust	8.445% 09/27/22(a)	27,068	24,361
First Union Chase Commercial Mortgage	6.645% 06/15/31	450,000	489,074
GS Mortgage Securities Corp. II	6.620% 10/18/30	2,000,000	2,146,080

		Par ($)	Value ($)*
Collateralized Mortgage Obligations – (continued)
JPMorgan Commercial Mortgage Finance Corp.	6.507% 10/15/35	1,600,000	1,720,128
LB-UBS Commercial Mortgage Trust	6.510% 12/15/26	1,000,000	1,103,890
Rural Housing Trust	6.330% 04/01/26	110,777	110,962
Wachovia Bank Commercial Mortgage Trust	3.989% 06/15/35	3,000,000	2,864,760
	Total Collateralized Mortgage Obligations (cost of $8,337,799)		8,459,255
Municipal Bond – 0.1%
Illinois State Taxable Pension	5.100% 06/01/33	650,000	627,569
	Total Municipal Bond (cost of $577,909)		627,569

		Shares
Investment Management Company – 0.1%
	iShares Russell 1000 Value Index Fund	6,409	425,365
	Total Investment Management Company (cost of $394,466)		425,365
Preferred Stock – 0.1%
CONSUMER DISCRETIONARY – 0.1%
Automobiles – 0.1%
	Porsche AG	620	394,072
		Automobiles Total	394,072
		CONSUMER DISCRETIONARY TOTAL	394,072
	Total Preferred Stock (cost of $395,938)		394,072
Income Deposit Securities – 0.0%
CONSUMER STAPLES – 0.0%
Food & Staples Retailing – 0.0%
	B&G Foods, Inc. (a)	3,000	44,940
		Food & Staples Retailing Total	44,940
		CONSUMER STAPLES TOTAL	44,940
TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
	Otelco, Inc. (a)	1,200	19,080
		Diversified Telecommunication Services Total	19,080
		TELECOMMUNICATION SERVICES TOTAL	19,080
	Total Income Deposit Securities (cost of $63,280)		64,020

		Par ($)	Value ($)*
Short-Term Obligation – 2.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bonds and Notes with various maturities to 02/15/26, market value of $8,775,380 (repurchase proceeds $8,554,069)	8,553,000	8,553,000

	Total Short-Term Obligation (cost of $8,553,000)		8,553,000

	Total Investments – 100.7% (cost of $370,249,054)(e)(f)		431,030,650

	Other Assets & Liabilities, Net – (0.7)%		(2,813,982)

	Net Assets – 100.0%		428,216,668

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a) Non-income producing security.

(b)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $13,160,325, which represents 3.1% of net assets.

(c)          The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of December 31, 2004, the value of this security represents 0.1% of net assets.

(d)         The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of December 31, 2004, the value of this security represents 0.1% of net assets.

(e) Cost for federal income tax purposes is $370,249,054.

(f) Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$66,627,545	$(5,845,949)	$60,781,596

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Disciplined Value Fund

		Shares	Value ($)*
Common Stocks – 100.2%
CONSUMER DISCRETIONARY – 8.1%
Automobiles – 1.3%
	Ford Motor Co.	407,400	5,964,336
		Automobiles Total	5,964,336
Hotels, Restaurants & Leisure – 1.4%
	McDonald’s Corp.	189,600	6,078,576
		Hotels, Restaurants & Leisure Total	6,078,576
Media – 3.6%
	Comcast Corp., Class A (a)	141,600	4,712,448
	Fox Entertainment Group, Inc., Class A (a)	101,200	3,163,512
	Time Warner, Inc. (a)	428,700	8,333,928
		Media Total	16,209,888
Specialty Retail – 1.8%
	Barnes & Noble, Inc. (a)	144,800	4,672,696
	Toys ‘‘R’’ Us, Inc. (a)	172,700	3,535,169
		Specialty Retail Total	8,207,865
		CONSUMER DISCRETIONARY TOTAL	36,460,665
CONSUMER STAPLES – 9.0%
Beverages – 2.1%
	Coca-Cola Co.	229,200	9,541,596
		Beverages Total	9,541,596
Food & Staples Retailing – 1.7%
	Costco Wholesale Corp.	162,900	7,885,989
		Food & Staples Retailing Total	7,885,989
Food Products – 0.6%
	Tyson Foods, Inc., Class A	135,000	2,484,000
		Food Products Total	2,484,000
Household Products – 1.3%
	Procter & Gamble Co.	106,200	5,849,496
		Household Products Total	5,849,496
Personal Products – 2.5%
	Gillette Co.	256,000	11,463,680
		Personal Products Total	11,463,680
Tobacco – 0.8%
	UST, Inc.	71,800	3,454,298
		Tobacco Total	3,454,298
		CONSUMER STAPLES TOTAL	40,679,059
ENERGY – 11.3%
Oil & Gas – 11.3%
	Amerada Hess Corp.	140,500	11,574,390

1

		Shares	Value ($)*
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	ChevronTexaco Corp.	138,200	7,256,882
	Devon Energy Corp.	238,900	9,297,988
	Exxon Mobil Corp.	444,600	22,790,196
		Oil & Gas Total	50,919,456
		ENERGY TOTAL	50,919,456
FINANCIALS – 32.7%
Capital Markets – 0.7%
	State Street Corp.	67,200	3,300,864
		Capital Markets Total	3,300,864
Commercial Banks – 8.4%
	City National Corp.	70,200	4,959,630
	National City Corp.	207,500	7,791,625
	Regions Financial Corp.	63,900	2,274,201
	U.S. Bancorp	82,900	2,596,428
	UnionBanCal Corp.	52,400	3,378,752
	Wachovia Corp.	325,400	17,116,040
		Commercial Banks Total	38,116,676
Diversified Financial Services – 7.4%
	Citigroup, Inc.	164,800	7,940,064
	JPMorgan Chase & Co.	554,200	21,619,342
	Principal Financial Group, Inc.	90,500	3,705,070
		Diversified Financial Services Total	33,264,476
Insurance – 11.8%
	American International Group, Inc.	228,100	14,979,327
	Chubb Corp.	70,900	5,452,210
	First American Corp.	85,200	2,993,928
	Hartford Financial Services Group, Inc.	191,400	13,265,934
	MetLife, Inc.	68,600	2,778,986
	Prudential Financial, Inc.	248,100	13,635,576
		Insurance Total	53,105,961
Real Estate – 3.7%
	Annaly Mortgage Management, Inc., REIT	544,200	10,677,204
	Rayonier, Inc.	120,497	5,893,508
		Real Estate Total	16,570,712

2

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.7%
	Freddie Mac	46,200	3,404,940
		Thrifts & Mortgage Finance Total	3,404,940
		FINANCIALS TOTAL	147,763,629
HEALTH CARE – 3.2%
Health Care Providers & Services – 2.6%
	AmerisourceBergen Corp.	84,300	4,946,724
	Medco Health Solutions, Inc. (a)	166,800	6,938,880
		Health Care Providers & Services Total	11,885,604
Pharmaceuticals – 0.6%
	Merck & Co., Inc.	87,800	2,821,892
		Pharmaceuticals Total	2,821,892
		HEALTH CARE TOTAL	14,707,496
INDUSTRIALS – 9.7%
Aerospace & Defense – 0.6%
	Northrop Grumman Corp.	50,100	2,723,436
		Aerospace & Defense Total	2,723,436
Air Freight & Logistics – 1.1%
	FedEx Corp.	50,700	4,993,443
		Air Freight & Logistics Total	4,993,443
Commercial Services & Supplies – 1.2%
	Cendant Corp.	232,800	5,442,864
		Commercial Services & Supplies Total	5,442,864
Industrial Conglomerates – 6.3%
	General Electric Co.	601,100	21,940,150
	Textron, Inc.	88,100	6,501,780
		Industrial Conglomerates Total	28,441,930
Trading Companies & Distributors – 0.5%
	W.W. Grainger, Inc.	36,400	2,424,968
		Trading Companies & Distributors Total	2,424,968
		INDUSTRIALS TOTAL	44,026,641
INFORMATION TECHNOLOGY – 8.2%
Computers & Peripherals – 4.0%
	Hewlett-Packard Co.	118,200	2,478,654
	International Business Machines Corp.	157,900	15,565,782
		Computers & Peripherals Total	18,044,436
IT Services – 1.1%
	Computer Sciences Corp. (a)	48,300	2,722,671
	Convergys Corp. (a)	151,300	2,267,987
		IT Services Total	4,990,658

3

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 0.6%
	Intersil Corp., Class A	145,500	2,435,670
		Semiconductors & Semiconductor Equipment Total	2,435,670
Software – 2.5%
	Microsoft Corp.	427,700	11,423,867
		Software Total	11,423,867
		INFORMATION TECHNOLOGY TOTAL	36,894,631
MATERIALS – 5.7%
Chemicals – 1.1%
	Monsanto Co.	86,900	4,827,295
		Chemicals Total	4,827,295
Metals & Mining – 2.7%
	Phelps Dodge Corp.	57,500	5,687,900
	Southern Peru Copper Corp.	137,400	6,486,654
		Metals & Mining Total	12,174,554
Paper & Forest Products – 1.9%
	Georgia-Pacific Corp.	232,800	8,725,344
		Paper & Forest Products Total	8,725,344
		MATERIALS TOTAL	25,727,193
TELECOMMUNICATION SERVICES – 5.2%
Diversified Telecommunication Services – 5.2%
	AT&T Corp.	305,500	5,822,830
	SBC Communications, Inc.	678,700	17,490,099
		Diversified Telecommunication Services Total	23,312,929
		TELECOMMUNICATION SERVICES TOTAL	23,312,929
UTILITIES – 7.1%
Electric Utilities – 4.6%
	PG&E Corp. (a)	216,700	7,211,776
	TECO Energy, Inc.	721,100	11,061,674
	TXU Corp.	41,400	2,672,784
		Electric Utilities Total	20,946,234
Multi-Utilities & Unregulated Power – 2.5%
	Duke Energy Corp.	438,600	11,109,738
		Multi-Utilities & Unregulated Power Total	11,109,738
		UTILITIES TOTAL	32,055,972

	Total Common Stocks (cost of $395,679,584)		452,547,671

4

		Par ($)	Value ($)*
Short-Term Obligation – 0.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 11/15/27, market value of $1,504,817 (repurchase proceeds $1,471,184)	1,471,000	1,471,000

	Total Short-Term Obligation (cost of $1,471,000)		1,471,000

	Total Investments – 100.5% (cost of $397,150,584)(b)(c)		454,018,671

	Other Assets & Liabilities, Net – (0.5)%		(2,330,243)

	Net Assets – 100.0%		451,688,428

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $397,150,584.

(c) Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$61,742,675	$(4,874,588)	$56,868,087

Acronym	Name

REIT	Real Estate Investment Trust

5

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Dividend Income Fund

		Shares	Value ($)*
Common Stocks – 93.0%
CONSUMER DISCRETIONARY – 5.3%
Automobiles – 0.7%
	General Motors Corp.	50,000	2,003,000
		Automobiles Total	2,003,000
Hotels, Restaurants & Leisure – 1.4%
	Harrah’s Entertainment, Inc.	22,000	1,471,580
	McDonald’s Corp.	90,000	2,885,400
		Hotels, Restaurants & Leisure Total	4,356,980
Media – 0.8%
	McGraw-Hill Companies, Inc.	26,000	2,380,040
		Media Total	2,380,040
Multiline Retail – 1.5%
	J.C. Penney Co., Inc.	110,000	4,554,000
		Multiline Retail Total	4,554,000
Specialty Retail – 0.9%
	Limited Brands	64,000	1,473,280
	TJX Companies, Inc.	55,000	1,382,150
		Specialty Retail Total	2,855,430
		CONSUMER DISCRETIONARY TOTAL	16,149,450
CONSUMER STAPLES – 9.6%
Beverages – 2.5%
	Diageo PLC, ADR	76,000	4,398,880
	PepsiCo, Inc.	58,000	3,027,600
		Beverages Total	7,426,480
Food Products – 0.7%
	ConAgra Foods, Inc.	74,000	2,179,300
		Food Products Total	2,179,300
Household Products – 2.7%
	Clorox Co.	60,000	3,535,800
	Kimberly-Clark Corp.	72,000	4,738,320
		Household Products Total	8,274,120
Personal Products – 0.6%
	Gillette Co.	42,000	1,880,760
		Personal Products Total	1,880,760
Tobacco – 3.1%
	Altria Group, Inc.	100,000	6,110,000
	Reynolds American, Inc.	28,000	2,200,800

1

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	UST, Inc.	24,000	1,154,640
		Tobacco Total	9,465,440
		CONSUMER STAPLES TOTAL	29,226,100
ENERGY – 11.1%
Energy Equipment & Services – 0.7%
	Halliburton Co.	56,000	2,197,440
		Energy Equipment & Services Total	2,197,440
Oil & Gas – 10.4%
	BP PLC, ADR	94,000	5,489,600
	ChevronTexaco Corp.	86,000	4,515,860
	ConocoPhillips	27,000	2,344,410
	Exxon Mobil Corp.	260,000	13,327,600
	Kinder Morgan, Inc.	50,000	3,656,500
	Royal Dutch Petroleum Co., N.Y. Registered Shares	44,000	2,524,720
		Oil & Gas Total	31,858,690
		ENERGY TOTAL	34,056,130
FINANCIALS – 28.1%
Capital Markets – 2.7%
	Bank of New York Co., Inc.	96,000	3,208,320
	Eaton Vance Corp.	29,000	1,512,350
	Federated Investors, Inc., Class B	114,000	3,465,600
		Capital Markets Total	8,186,270
Commercial Banks – 8.0%
	National City Corp.	142,000	5,332,100
	PNC Financial Services Group, Inc.	30,000	1,723,200
	U.S. Bancorp	245,000	7,673,400
	Wachovia Corp.	102,000	5,365,200
	Wells Fargo & Co.	72,000	4,474,800
		Commercial Banks Total	24,568,700
Consumer Finance – 0.8%
	MBNA Corp.	84,000	2,367,960
		Consumer Finance Total	2,367,960
Diversified Financial Services – 5.0%
	Citigroup, Inc.	210,000	10,117,800
	JPMorgan Chase & Co.	130,000	5,071,300
		Diversified Financial Services Total	15,189,100
Insurance – 8.0%
	Allstate Corp.	42,000	2,172,240

2

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Arthur J. Gallagher & Co.	100,000	3,250,000
	Chubb Corp.	50,000	3,845,000
	Lincoln National Corp.	120,000	5,601,600
	St. Paul Travelers Companies, Inc.	65,010	2,409,921
	UnumProvident Corp.	166,000	2,978,040
	Willis Group Holdings Ltd.	33,000	1,358,610
	XL Capital Ltd., Class A	36,000	2,795,400
		Insurance Total	24,410,811
Real Estate – 3.6%
	Archstone-Smith Trust, REIT	40,000	1,532,000
	AvalonBay Communities, Inc., REIT	20,000	1,506,000
	Equity Office Properties Trust, REIT	110,000	3,203,200
	Kimco Realty Corp., REIT	26,000	1,507,740
	New Plan Excel Realty Trust, REIT	70,000	1,895,600
	Vornado Realty Trust, REIT	20,000	1,522,600
		Real Estate Total	11,167,140
		FINANCIALS TOTAL	85,889,981
HEALTH CARE – 6.4%
Health Care Providers & Services – 0.9%
	Aetna, Inc.	22,000	2,744,500
		Health Care Providers & Services Total	2,744,500
Pharmaceuticals – 5.5%
	Abbott Laboratories	70,000	3,265,500
	Bristol-Myers Squibb Co.	100,000	2,562,000
	GlaxoSmithKline PLC, ADR	132,000	6,255,480
	Merck & Co., Inc.	44,000	1,414,160
	Pfizer, Inc.	120,000	3,226,800
		Pharmaceuticals Total	16,723,940
		HEALTH CARE TOTAL	19,468,440
INDUSTRIAL – 13.3%
Aerospace & Defense – 3.6%
	Boeing Co.	30,000	1,553,100
	Goodrich Corp.	86,000	2,807,040
	Honeywell International, Inc.	100,000	3,541,000
	United Technologies Corp.	30,000	3,100,500
		Aerospace & Defense Total	11,001,640
Building Products – 0.9%
	Masco Corp.	80,000	2,922,400
		Building Products Total	2,922,400

3

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Commercial Services & Supplies – 2.0%
	Cendant Corp.	60,000	1,402,800
	Waste Management, Inc.	155,000	4,640,700
		Commercial Services & Supplies Total	6,043,500
Industrial Conglomerates – 6.0%
	General Electric Co.	364,000	13,286,000
	Textron, Inc.	70,000	5,166,000
		Industrial Conglomerates Total	18,452,000
Machinery – 0.8%
	Deere & Co.	32,000	2,380,800
	Machinery Total	2,380,800
		INDUSTRIAL TOTAL	40,800,340
INFORMATION TECHNOLOGY – 3.4%
Communications Equipment – 1.1%
	Nokia Oyj, ADR	210,000	3,290,700
		Communications Equipment Total	3,290,700
Computers & Peripherals – 1.0%
	Diebold, Inc.	58,000	3,232,340
		Computers & Peripherals Total	3,232,340
IT Services – 1.3%
	Automatic Data Processing, Inc.	90,000	3,991,500
		IT Services Total	3,991,500
		INFORMATION TECHNOLOGY TOTAL	10,514,540
MATERIALS – 4.0%
Chemicals – 2.9%
	Dow Chemical Co.	78,000	3,861,780
	E.I. du Pont de Nemours & Co.	74,000	3,629,700
	Lyondell Chemical Co.	50,000	1,446,000
		Chemicals Total	8,937,480
Paper & Forest Products – 1.1%
	Weyerhaeuser Co.	50,000	3,361,000
		Paper & Forest Products Total	3,361,000
		MATERIALS TOTAL	12,298,480
TELECOMMUNICATION SERVICES – 6.4%
Diversified Telecommunication Services – 5.7%
	BellSouth Corp.	175,000	4,863,250
	SBC Communications, Inc.	220,000	5,669,400
	Verizon Communications, Inc.	166,000	6,724,660
		Diversified Telecommunication Services Total	17,257,310

4

		Shares	Value ($)*
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.7%
	Vodafone Group PLC, ADR	80,000	2,190,400
		Wireless Telecommunication Services Total	2,190,400
		TELECOMMUNICATION SERVICES TOTAL	19,447,710
UTILITIES – 5.4%
Electric Utilities – 2.9%
	Consolidated Edison, Inc.	83,000	3,631,250
	TXU Corp.	78,000	5,035,680
		Electric Utilities Total	8,666,930
Multi-Utilities & Unregulated Power – 2.5%
	Dominion Resources, Inc.	22,000	1,490,280
	Public Service Enterprise Group, Inc.	90,000	4,659,300
	Sempra Energy	42,000	1,540,560
		Multi-Utilities & Unregulated Power Total	7,690,140
		UTILITIES TOTAL	16,357,070
	Total Common Stocks (cost of $245,403,621)		284,208,241
Preferred Stocks – 1.5%
CONSUMER DISCRETIONARY – 0.5%
Specialty Retail – 0.5%
	Toys R US, Inc., 6.250%	30,000	1,590,000
		Specialty Retail Total	1,590,000
		CONSUMER DISCRETIONARY TOTAL	1,590,000
MATERIALS – 1.0%
Metals & Mining – 1.0%
	Freeport-McMoRan Copper & Gold, Inc., 5.500% (a)	2,425	2,370,437
	Freeport-McMoRan Copper & Gold, Inc., 5.500%	575	562,063
		Metals & Mining Total	2,932,500
		MATERIALS TOTAL	2,932,500
	Total Preferred Stocks (cost of $4,507,577)		4,522,500
		Par ($)
Short-Term Obligation – 6.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 08/15/23, market value of $20,119,587 (repurchase proceeds $19,726,466)	19,724,000	19,724,000

	Total Short-Term Obligation (cost of $19,724,000)		19,724,000

5

Value ($)*
Total Investments – 100.9% (cost of $269,635,198) (b)(c)	308,454,741

Other Assets & Liabilities, Net – (0.9)%	(2,792,253)

Net Assets – 100.0%	305,662,488

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the value of this security represents 0.8% of net assets.

(b) Cost for federal income tax purposes is $269,635,198.

(c) Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes, was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$46,158,632	$(7,339,089)	$38,819,543

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO
December 31, 2004 (unaudited)	Columbia Growth Stock Fund

		Shares	Value ($)*
Common Stocks – 99.4%
CONSUMER DISCRETIONARY – 13.4%
Media – 11.7%
	Comcast Corp., Class A (a)	621,300	20,676,864
	Liberty Media Corp., Class A (a)	992,800	10,900,944
	Liberty Media International, Inc., Class A (a)	61,310	2,834,361
	News Corp., Ltd., ADR	585,500	11,241,600
	Time Warner, Inc. (a)	897,600	17,449,344
	Viacom Inc., Class B	523,400	19,046,526
		Media Total	82,149,639
Specialty Retail – 1.7%
	Home Depot, Inc.	279,800	11,958,652
		Specialty Retail Total	11,958,652
		CONSUMER DISCRETIONARY TOTAL	94,108,291
CONSUMER STAPLES – 13.4%
Food & Staples Retailing – 7.7%
	Costco Wholesale Corp.	594,100	28,760,381
	Wal-Mart Stores, Inc.	470,400	24,846,528
		Food & Staples Retailing Total	53,606,909
Household Products – 5.7%
	Colgate-Palmolive Co.	402,000	20,566,320
	Procter & Gamble Co.	353,000	19,443,240
		Household Products Total	40,009,560
		CONSUMER STAPLES TOTAL	93,616,469
ENERGY – 3.6%
Energy Equipment & Services – 3.6%
	Schlumberger Ltd.	373,700	25,019,215
		Energy Equipment & Services Total	25,019,215
		ENERGY TOTAL	25,019,215
FINANCIALS – 8.0%
Capital Markets – 1.5%
	Merrill Lynch & Co., Inc.	176,300	10,537,451
		Capital Markets Total	10,537,451
Commercial Banks – 3.3%
	Wells Fargo & Co.	374,600	23,281,390
		Commercial Banks Total	23,281,390

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 3.2%
	American International Group, Inc.	342,500	22,491,975
		Insurance Total	22,491,975
		FINANCIALS TOTAL	56,310,816
HEALTH CARE – 21.1%
Biotechnology – 3.1%
	Amgen, Inc. (a)	340,700	21,855,905
		Biotechnology Total	21,855,905
Health Care Equipment & Supplies – 4.3%	Medtronic, Inc.	606,600	30,129,822
		Health Care Equipment & Supplies Total	30,129,822
Health Care Providers & Services – 2.9%
	Cardinal Health, Inc.	350,200	20,364,130
		Health Care Providers & Services Total	20,364,130
Pharmaceuticals – 10.8%
	Johnson & Johnson	419,300	26,592,006
	Novartis AG, ADR	545,100	27,549,354
	Pfizer, Inc.	783,800	21,076,382
		Pharmaceuticals Total	75,217,742
		HEALTH CARE TOTAL	147,567,599
INDUSTRIAL – 4.6%
Industrial Conglomerates – 4.6%
	General Electric Co.	875,200	31,944,800
		Industrial Conglomerates Total	31,944,800
		INDUSTRIAL TOTAL	31,944,800
INFORMATION TECHNOLOGY – 35.3%
Communications Equipment – 3.2%
	Cisco Systems, Inc. (a)	1,160,400	22,395,720
		Communications Equipment Total	22,395,720
Computers & Peripherals – 3.4%	Dell, Inc. (a)	573,500	24,167,290
		Computers & Peripherals Total	24,167,290
IT Services – 1.8%
	Paychex, Inc.	361,400	12,316,512
		IT Services Total	12,316,512
Semiconductors & Semiconductor Equipment – 20.0%
	Altera Corp. (a)	1,030,000	21,321,000
	Analog Devices, Inc.	308,900	11,404,588
	Applied Materials, Inc. (a)	890,900	15,234,390

2

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	ASML Holding N.V., N.Y. Registered Shares (a)	1,199,900	19,090,409
	Marvell Technology Group Ltd. (a)	306,700	10,878,649
	Maxim Integrated Products, Inc.	454,600	19,270,494
	Microchip Technology, Inc.	350,800	9,352,328
	Novellus Systems, Inc. (a)	511,000	14,251,790
	Xilinx, Inc.	661,400	19,610,510
		Semiconductors & Semiconductor Equipment Total	140,414,158
Software – 6.9%
	Microsoft Corp.	1,324,400	35,374,724
	SAP AG, ADR	285,900	12,639,639
		Software Total	48,014,363
		INFORMATION TECHNOLOGY TOTAL	247,308,043

	Total Common Stocks (cost of $566,413,607)		695,875,233

		Par ($)
Short-Term Obligation – 0.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Note maturing 08/31/06, market value of $154,691 (repurchase proceeds $147,018)	147,000	147,000

	Total Short-Term Obligation (cost of $147,000)		147,000

	Total Investments – 99.4% (cost of $566,560,607)(b)(c)		696,022,233

	Other Assets & Liabilities, Net – 0.6%		4,392,313

	Net Assets – 100.0%		700,414,546

3

Notes to Investment Portfolio:

* Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $566,560,607.

(c) Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$152,201,312	$(22,739,686)	$129,461,626

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia International Equity Fund

		Shares	Value ($)*
Common Stocks – 98.4%
CONSUMER DISCRETIONARY – 13.3%
Auto Components – 1.3%
	Continental AG	44,000	2,782,583
	Denso Corp.	148,100	3,965,878
		Auto Components Total	6,748,461
Automobiles – 2.4%
	Nissan Motor Co., Ltd.	178,300	1,946,065
	Renault SA	63,441	5,289,041
	Toyota Motor Corp.	130,800	5,326,125
		Automobiles Total	12,561,231
Hotels, Restaurants & Leisure – 1.5%
	Carnival Corp.	68,400	3,941,892
	InterContinental Hotels Group PLC	159,696	1,981,820
	OPAP SA	59,320	1,634,297
		Hotels, Restaurants & Leisure Total	7,558,009
Household Durables – 2.7%
	Koninklijke (Royal) Philips Electronics NV	158,121	4,178,551
	Matsushita Electric Industrial Co., Ltd.	347,000	5,529,156
	Pioneer Corp.	113,000	2,204,152
	Sharp Corp.	132,000	2,142,955
		Household Durables Total	14,054,814
Leisure Equipment & Products – 1.1%
	Fuji Photo Film Co., Ltd.	149,000	5,491,512
		Leisure Equipment & Products Total	5,491,512
Media – 2.8%
	Dentsu, Inc.	692	1,861,111
	JC Decaux SA (a)	95,700	2,784,358
	News Corp., Class B	131,100	2,517,120
	Pearson PLC	410,100	4,939,998
	WPP Group PLC	219,000	2,405,085
		Media Total	14,507,672
Multiline Retail – 0.2%
	Takashimaya Co., Ltd.	117,000	1,124,561
		Multiline Retail Total	1,124,561
Specialty Retail – 0.2%
	Nitori Co., Ltd.	16,800	1,093,112
		Specialty Retail Total	1,093,112
Textiles, Apparel & Luxury Goods – 1.1%
	Burberry Group PLC	468,900	3,603,764

1

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Swatch Group AG, Registered Shares	61,500	1,823,506
		Textiles, Apparel & Luxury Goods Total	5,427,270
		CONSUMER DISCRETIONARY TOTAL	68,566,642
CONSUMER STAPLES – 9.4%
Beverages – 1.8%
	Diageo PLC	354,330	5,045,781
	SABMiller PLC	258,560	4,281,607
		Beverages Total	9,327,388
Food & Staples Retailing – 1.1%
	Ito-Yokado Co., Ltd.	65,000	2,727,678
	Metro AG	41,865	2,294,764
	William Morrison Supermarkets PLC	204,894	812,889
		Food & Staples Retailing Total	5,835,331
Food Products – 3.3%
	Nestle SA, Registered Shares	36,944	9,648,335
	Unilever PLC	751,620	7,368,442
		Food Products Total	17,016,777
Household Products – 1.9%
	Kao Corp.	89,000	2,265,353
	Reckitt Benckiser PLC	248,723	7,503,301
		Household Products Total	9,768,654
Tobacco – 1.3%
	Imperial Tobacco Group PLC	148,792	4,069,446
	Japan Tobacco, Inc.	230	2,616,220
		Tobacco Total	6,685,666
		CONSUMER STAPLES TOTAL	48,633,816
ENERGY – 7.7%
Energy Equipment & Services – 0.4%
	Saipem S.p.A.	153,800	1,842,789
		Energy Equipment & Services Total	1,842,789
Oil & Gas – 7.3%
	BG Group PLC	370,918	2,516,592
	BP PLC	1,049,540	10,218,671
	EnCana Corp.	97,700	5,568,204
	ENI S.p.A.	377,781	9,450,636
	Norsk Hydro ASA	34,100	2,679,681
	Shell Transport & Trading Co., PLC	246,800	2,100,196

2

		Shares	Value ($)*
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	Total SA	24,180	5,263,215
		Oil & Gas Total	37,797,195
		ENERGY TOTAL	39,639,984
FINANCIALS – 25.2%
Capital Markets – 1.3%
	Deutsche Bank AG, Registered Shares	51,413	4,545,346
	Nomura Holdings, Inc.	149,000	2,159,732
		Capital Markets Total	6,705,078
Commercial Banks – 15.6%
	Anglo Irish Bank Corp., PLC	149,600	3,612,949
	Banco Popolare di Verona E Novara	164,400	3,329,923
	Banco Popular Espanol SA	41,200	2,705,140
	Bank of Ireland	247,767	4,084,256
	Bank of Yokohama Ltd. (a)	338,000	2,123,303
	Barclays PLC	733,800	8,241,515
	BNP Paribas SA	98,057	7,079,208
	Danske Bank A/S	135,800	4,147,865
	DNB NOR ASA	311,200	3,053,217
	Erste Bank der oesterreichischen Sparkassen AG	62,520	3,325,758
	HSBC Holdings PLC	455,800	7,678,827
	Mitsubishi Tokyo Financial Group, Inc.	405	4,088,572
	Mizuho Financial Group, Inc.	629	3,148,244
	National Bank of Greece SA	107,081	3,521,600
	Royal Bank of Scotland Group PLC	243,545	8,177,961
	Skandinaviska Enskilda Banken AB, Class A	372,000	7,174,033
	Sumitomo Mitsui Financial Group, Inc.	383	2,774,128
	UniCredito Italiano S.p.A.	367,300	2,103,431
		Commercial Banks Total	80,369,930
Consumer Finance – 0.5%
	Credit Saison Co., Ltd.	61,600	2,242,504
		Consumer Finance Total	2,242,504
Diversified Financial Services – 1.1%
	ING Groep NV, CVA	192,300	5,798,069
		Diversified Financial Services Total	5,798,069
Insurance – 4.8%
	Aegon NV	363,100	4,932,943
	Allianz AG, Registered Shares	36,871	4,870,016
	Axa	179,300	4,415,227
	Irish Life & Permanent PLC	142,100	2,656,147

3

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Mitsui Sumitomo Insurance Co., Ltd.	235,000	2,039,070
	Riunione Adriatica di Sicurta S.p.A.	119,913	2,706,528
	T&D Holdings, Inc. (a)	60,500	2,884,018
		Insurance Total	24,503,949
Real Estate – 1.9%
	Sumitomo Realty & Development Co., Ltd.	228,000	2,960,470
	Sun Hung Kai Properties Ltd.	549,000	5,491,412
	Swire Pacific Ltd., Class A	168,000	1,404,863
		Real Estate Total	9,856,745
		FINANCIALS TOTAL	129,476,275
HEALTH CARE – 11.2%
Health Care Equipment & Supplies – 2.2%
	GN Store Nord A/S	125,500	1,347,166
	Nobel Biocare Holding AG	11,158	2,014,219
	Smith & Nephew PLC	525,483	5,368,063
	Synthes, Inc. (a)	22,700	2,534,014
		Health Care Equipment & Supplies Total	11,263,462
Pharmaceuticals – 9.0%
	AstraZeneca PLC	126,600	4,583,501
	Chugai Pharmaceutical Co., Ltd.	225,500	3,722,727
	GlaxoSmithKline PLC	390,284	9,140,789
	Novartis AG, Registered Shares	135,840	6,815,972
	Sanofi-Aventis	67,960	5,412,646
	Schering AG	30,500	2,268,282
	Shire Pharmaceuticals Group PLC	159,900	1,676,361
	Takeda Pharmaceutical Co., Ltd.	165,200	8,308,813
	Teva Pharmaceutical Industries Ltd., ADR	146,400	4,371,504
		Pharmaceuticals Total	46,300,595
		HEALTH CARE TOTAL	57,564,057
INDUSTRIALS – 10.7%
Building Products – 0.9%
	Nippon Sheet Glass Co., Ltd.	335,000	1,380,947
	Wienerberger AG	63,689	3,035,317
		Building Products Total	4,416,264
Commercial Services & Supplies – 0.8%
	Randstad Holding NV	100,800	3,952,647
		Commercial Services & Supplies Total	3,952,647

4

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 1.6%
	Shimizu Corp.	551,000	2,752,231
	Vinci SA	41,810	5,595,205
		Construction & Engineering Total	8,347,436
Electrical Equipment – 0.4%
	Mitsubishi Electric Corp.	427,000	2,090,545
		Electrical Equipment Total	2,090,545
Industrial Conglomerates – 1.7%
	Hutchison Whampoa Ltd.	307,000	2,873,311
	Siemens AG, Registered Shares	35,279	2,978,707
	Smiths Group PLC	183,351	2,888,596
		Industrial Conglomerates Total	8,740,614
Machinery – 2.1%
	Atlas Copco AB, Class B	129,400	5,382,899
	Heidelberger Druckmaschinen AG (a)	78,700	2,664,112
	Volvo AB, Class B	71,100	2,811,190
		Machinery Total	10,858,201
Road & Rail – 1.8%
	Canadian National Railway Co.	93,217	5,675,429
	ComfortDelGro Corp., Ltd.	1,805,000	1,713,468
	East Japan Railway Co.	369	2,049,399
		Road & Rail Total	9,438,296
Trading Companies & Distributors – 0.9%
	Mitsubishi Corp.	351,000	4,518,885
		Trading Companies & Distributors Total	4,518,885
Transportation Infrastructure – 0.5%
	BAA PLC	239,100	2,676,234
		Transportation Infrastructure Total	2,676,234
		INDUSTRIALS TOTAL	55,039,122
INFORMATION TECHNOLOGY – 5.2%
Communications Equipment – 1.6%
	Nokia Oyj	188,700	2,954,090
	Tandberg ASA	253,500	3,130,817
	Telefonaktiebolaget LM Ericsson, ADR (a)	62,500	1,968,125
		Communications Equipment Total	8,053,032
Computers & Peripherals – 0.4%
	Toshiba Corp.	500,000	2,146,686
		Computers & Peripherals Total	2,146,686
Electronic Equipment & Instruments – 1.0%
	Hoya Corp.	12,500	1,411,302

5

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	TDK Corp.	49,400	3,658,893
		Electronic Equipment & Instruments Total	5,070,195
Internet Software & Services – 0.2%
	NIWS Co., Ltd.	420	1,210,703
		Internet Software & Services Total	1,210,703
Office Electronics – 0.6%
	Canon, Inc.	62,200	3,358,561
		Office Electronics Total	3,358,561
Semiconductors & Semiconductor Equipment – 1.3%
	Marvell Technology Group Ltd. (a)	11,800	418,546
	Samsung Electronics Co., Ltd.	9,831	4,290,280
	STMicroelectronics N.V., N.Y. Registered Shares	98,800	1,908,816
		Semiconductors & Semiconductor Equipment Total	6,617,642
Software – 0.1%
	Sage Group PLC	94,961	368,100
		Software Total	368,100
		INFORMATION TECHNOLOGY TOTAL	26,824,919
MATERIALS – 5.2%
Chemicals – 3.7%
	BASF AG	37,800	2,711,814
	Novozymes A/S, Class B	27,150	1,373,998
	Shin-Etsu Chemical Co., Ltd.	64,800	2,652,685
	Sumitomo Chemical Co., Ltd.	742,000	3,616,344
	Syngenta AG	68,702	7,267,250
	Teijin Ltd.	309,000	1,335,787
		Chemicals Total	18,957,878
Construction Materials – 0.9%
	Cemex SA de CV, ADR	123,700	4,505,154
		Construction Materials Total	4,505,154
Paper & Forest Products – 0.6%
	UPM-Kymmene Oyj	139,800	3,105,024
		Paper & Forest Products Total	3,105,024
		MATERIALS TOTAL	26,568,056
TELECOMMUNICATION SERVICES – 6.5%
Diversified Telecommunication Services – 4.0%
	Belgacom SA (a)	73,300	3,157,258

6

		Shares	Value ($)*
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Deutsche Telekom AG, Registered Shares (a)	213,264	4,814,698
	France Telecom SA	142,800	4,711,773
	Nippon Telegraph & Telephone Corp.	633	2,841,027
	TDC A/S	45,500	1,920,492
	Telecom Italia S.p.A.	801,154	3,263,498
		Diversified Telecommunication Services Total	20,708,746
Wireless Telecommunication Services – 2.5%
	NTT DoCoMo, Inc.	1,872	3,443,819
	Vodafone Group PLC	3,383,400	9,159,537
		Wireless Telecommunication Services Total	12,603,356
		TELECOMMUNICATION SERVICES TOTAL	33,312,102
UTILITIES – 4.0%
Electric Utilities – 1.6%
	E.ON AG	30,546	2,773,565
	Fortum Oyj	166,600	3,072,556
	Tokyo Electric Power Co., Inc.	91,300	2,237,029
		Electric Utilities Total	8,083,150
Gas Utilities – 0.8%
	Centrica PLC	475,830	2,154,544
	Tokyo Gas Co., Ltd.	535,000	2,188,426
		Gas Utilities Total	4,342,970
Multi-Utilities & Unregulated Power – 1.6%
	National Grid Transco PLC	402,100	3,822,500
	Veolia Environnement	122,000	4,400,579
		Multi-Utilities & Unregulated Power Total	8,223,079
		UTILITIES TOTAL	20,649,199

	Total Common Stocks (cost of $419,330,309)		506,274,172
Preferred Stock – 0.9%
CONSUMER DISCRETIONARY – 0.9%
Automobiles – 0.9%
	Porsche AG	7,300	4,639,884
		Automobiles Total	4,639,884
		CONSUMER DISCRETIONARY TOTAL	4,639,884

	Total Preferred Stock (cost of $4,666,377)		4,639,884

7

		Par ($)	Value ($)*
Short-Term Obligation – 0.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 02/15/26, market value of $4,382,697 (repurchase proceeds $4,295,537)	4,295,000	4,295,000

	Total Short-Term Obligation (cost of $4,295,000)		4,295,000

	Total Investments – 100.1% (cost of $428,291,686)(b)(c)		515,209,056

	Other Assets & Liabilities, Net – (0.1)%		(535,123)

	Net Assets – 100.0%		514,673,933

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds’ net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities, principally traded in foreign markets, in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for fair valuation. If a security is valued at a “fair value,” such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $428,291,686.

(c) Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$89,675,787	$(2,758,417)	$86,917,370

8

Summary of Securities by Country	Value	% of Total Investments
United Kingdom	$122,784,120	23.8%
Japan	117,638,728	22.8
France	44,951,253	8.7
Germany	37,343,770	7.3
Switzerland	27,569,282	5.4
Italy	22,696,805	4.4
Netherlands	20,771,026	4.0
Sweden	17,336,247	3.4
Canada	11,243,633	2.2
Ireland	10,353,352	2.0
Hong Kong	9,769,586	1.9
United States*	9,764,680	1.9
Finland	9,131,670	1.8
Norway	8,863,715	1.7
Denmark	8,789,521	1.7
Austria	6,361,075	1.2
Greece	5,155,897	1.0
Mexico	4,505,154	0.9
Israel	4,371,504	0.9
Korea, Republic of	4,290,280	0.8
Panama	3,941,892	0.8
Belgium	3,157,258	0.6
Spain	2,705,140	0.5
Singapore	1,713,468	0.3
Total	515,209,056	100.0%

* Includes Short-Term Obligation.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Large Cap Core Fund

		Shares	Value ($)*
Common Stocks – 100.4%
CONSUMER DISCRETIONARY – 11.3%
Auto Components – 0.6%
	Magna International, Inc., Class A	25,800	2,129,790
		Auto Components Total	2,129,790
Hotels, Restaurants & Leisure – 1.3%
	McDonald’s Corp.	65,800	2,109,548
	Yum! Brands, Inc.	63,600	3,000,648
		Hotels, Restaurants & Leisure Total	5,110,196
Household Durables – 0.6%
	Lennar Corp., Class A	41,300	2,340,884
		Household Durables Total	2,340,884
Media – 4.0%
	Liberty Media Corp., Class A (a)	217,800	2,391,444
	McGraw-Hill Companies, Inc.	41,000	3,753,140
	News Corp., Class A	252,200	4,706,052
	Viacom Inc., Class B	128,000	4,657,920
		Media Total	15,508,556
Multiline Retail – 1.3%
	J.C. Penney Co., Inc.	78,200	3,237,480
	Nordstrom, Inc.	42,800	2,000,044
		Multiline Retail Total	5,237,524
Specialty Retail – 3.5%
	Best Buy Co., Inc.	58,700	3,487,954
	Home Depot, Inc.	120,300	5,141,622
	OfficeMax, Inc.	57,600	1,807,488
	Staples, Inc.	95,700	3,226,047
		Specialty Retail Total	13,663,111
		CONSUMER DISCRETIONARY TOTAL	43,990,061
CONSUMER STAPLES – 10.8%
Beverages – 4.6%
	Coca-Cola Co.	144,900	6,032,187
	Diageo PLC, ADR	68,400	3,958,992
	PepsiCo, Inc.	150,900	7,876,980
		Beverages Total	17,868,159
Food & Staples Retailing – 2.0%
	Wal-Mart Stores, Inc.	146,650	7,746,053
		Food & Staples Retailing Total	7,746,053
Household Products – 2.4%
	Colgate-Palmolive Co.	98,200	5,023,912
	Procter & Gamble Co.	80,800	4,450,464
		Household Products Total	9,474,376

1

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 1.8%
	Avon Products, Inc.	77,600	3,003,120
	Gillette Co.	86,500	3,873,470
		Personal Products Total	6,876,590
		CONSUMER STAPLES TOTAL	41,965,178
ENERGY – 7.2%
Energy Equipment & Services – 1.1%
	BJ Services Co.	41,700	1,940,718
	Noble Corp. (a)	43,300	2,153,742
		Energy Equipment & Services Total	4,094,460
Oil & Gas – 6.1%
	Apache Corp.	41,900	2,118,883
	ConocoPhillips	89,700	7,788,651
	EOG Resources, Inc.	28,800	2,055,168
	Exxon Mobil Corp.	230,300	11,805,178
		Oil & Gas Total	23,767,880
		ENERGY TOTAL	27,862,340
FINANCIALS – 20.7%
Capital Markets – 2.9%
	Bank of New York Co., Inc.	89,600	2,994,432
	E*TRADE Financial Corp. (a)	132,300	1,977,885
	Goldman Sachs Group, Inc.	18,500	1,924,740
	Merrill Lynch & Co., Inc.	76,200	4,554,474
		Capital Markets Total	11,451,531
Commercial Banks – 7.3%
	M&T Bank Corp.	19,700	2,124,448
	National City Corp.	51,900	1,948,845
	SunTrust Banks, Inc.	28,400	2,098,192
	US Bancorp	178,397	5,587,394
	Wachovia Corp.	136,000	7,153,600
	Wells Fargo & Co.	116,300	7,228,045
	Zions Bancorp.	31,700	2,156,551
		Commercial Banks Total	28,297,075
Consumer Finance – 1.0%
	MBNA Corp.	146,000	4,115,740
		Consumer Finance Total	4,115,740
Diversified Financial Services – 4.5%
	Citigroup, Inc.	251,200	12,102,816
	JPMorgan Chase & Co.	137,600	5,367,776
		Diversified Financial Services Total	17,470,592

2

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 5.0%
	Aflac, Inc.	82,700	3,294,768
	American International Group, Inc.	92,000	6,041,640
	Hartford Financial Services Group, Inc.	63,600	4,408,116
	MetLife, Inc.	88,400	3,581,084
	UnumProvident Corp.	116,400	2,088,216
		Insurance Total	19,413,824
		FINANCIALS TOTAL	80,748,762
HEALTH CARE – 12.8%
Biotechnology – 0.9%
	Genentech, Inc. (a)	39,200	2,134,048
	Invitrogen Corp. (a)	23,100	1,550,703
		Biotechnology Total	3,684,751
Health Care Equipment & Supplies – 3.0%
	Alcon, Inc.	26,300	2,119,780
	Bausch & Lomb, Inc.	30,900	1,991,814
	Boston Scientific Corp. (a)	57,700	2,051,235
	Medtronic, Inc.	57,800	2,870,926
	Varian Medical Systems, Inc. (a)	59,600	2,577,104
		Health Care Equipment & Supplies Total	11,610,859
Health Care Providers & Services – 1.1%
	WellPoint, Inc. (a)	37,600	4,324,000
		Health Care Providers & Services Total	4,324,000
Pharmaceuticals – 7.8%
	Abbott Laboratories	98,800	4,609,020
	Allergan, Inc.	37,900	3,072,553
	Eli Lilly & Co.	28,000	1,589,000
	GlaxoSmithKline PLC, ADR	63,300	2,999,787
	Johnson & Johnson	86,800	5,504,856
	Merck & Co., Inc.	121,300	3,898,582
	Pfizer, Inc.	241,000	6,480,490
	Teva Pharmaceutical Industries Ltd., ADR	72,100	2,152,906
		Pharmaceuticals Total	30,307,194
		HEALTH CARE TOTAL	49,926,804
INDUSTRIALS – 11.5%
Aerospace & Defense – 2.6%
	Northrop Grumman Corp.	35,700	1,940,652
	United Technologies Corp.	77,000	7,957,950
		Aerospace & Defense Total	9,898,602

3

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – 1.5%
	United Parcel Service, Inc., Class B	69,900	5,973,654
		Air Freight & Logistics Total	5,973,654
Building Products – 1.1%
	Masco Corp.	115,900	4,233,827
		Building Products Total	4,233,827
Commercial Services & Supplies – 0.5%
	Manpower, Inc.	39,800	1,922,340
		Commercial Services & Supplies Total	1,922,340
Industrial Conglomerates – 4.0%
	General Electric Co.	375,100	13,691,150
	Textron, Inc.	27,700	2,044,260
		Industrial Conglomerates Total	15,735,410
Machinery – 1.8%
	Eaton Corp.	52,200	3,777,192
	Ingersoll-Rand Co., Ltd., Class A	42,300	3,396,690
		Machinery Total	7,173,882
		INDUSTRIALS TOTAL	44,937,715
INFORMATION TECHNOLOGY – 16.1%
Communications Equipment – 2.4%
	Avaya, Inc. (a)	139,900	2,406,280
	Cisco Systems, Inc. (a)	368,300	7,108,190
		Communications Equipment Total	9,514,470
Computers & Peripherals – 3.5%
	Dell, Inc. (a)	56,500	2,380,910
	International Business Machines Corp.	66,200	6,525,996
	Lexmark International, Inc., Class A (a)	55,400	4,709,000
		Computers & Peripherals Total	13,615,906
Electronic Equipment & Instruments – 1.1%
	Agilent Technologies, Inc. (a)	174,500	4,205,450
		Electronic Equipment & Instruments Total	4,205,450
IT Services – 1.1%
	Accenture Ltd., Class A (a)	160,800	4,341,600
		IT Services Total	4,341,600
Semiconductors & Semiconductor Equipment – 3.2%
	ASML Holding N.V., N.Y. Registered Shares (a)	147,900	2,353,089
	KLA-Tencor Corp. (a)	46,200	2,151,996
	Marvell Technology Group Ltd. (a)	64,000	2,270,080

4

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Maxim Integrated Products, Inc.	58,800	2,492,532
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	370,900	3,148,941
		Semiconductors & Semiconductor Equipment Total	12,416,638
Software – 4.8%
	Adobe Systems, Inc.	50,100	3,143,274
	Amdocs Ltd. (a)	110,300	2,895,375
	Microsoft Corp.	381,400	10,187,194
	Symantec Corp. (a)	97,000	2,498,720
		Software Total	18,724,563
		INFORMATION TECHNOLOGY TOTAL	62,818,627
MATERIALS – 3.5%
Chemicals – 0.6%
	BASF AG, ADR	30,200	2,175,004
		Chemicals Total	2,175,004
Construction Materials – 0.8%
	Vulcan Materials Co.	57,129	3,119,815
		Construction Materials Total	3,119,815
Metals & Mining – 2.1%
	Arch Coal, Inc.	77,600	2,757,904
	Companhia Vale do Rio Doce, ADR	138,900	3,386,382
	Peabody Energy Corp.	24,700	1,998,477
		Metals & Mining Total	8,142,763
		MATERIALS TOTAL	13,437,582
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 3.4%
	ALLTEL Corp.	71,100	4,177,836
	BellSouth Corp.	108,300	3,009,657
	Citizens Communications Co.	153,100	2,111,249
	SBC Communications, Inc.	149,300	3,847,461
		Diversified Telecommunication Services Total	13,146,203
		TELECOMMUNICATION SERVICES TOTAL	13,146,203
UTILITIES – 3.1%
Electric Utilities – 2.1%
	Exelon Corp.	92,900	4,094,103
	PG&E Corp. (a)	118,300	3,937,024
		Electric Utilities Total	8,031,127

5

		Shares	Value ($)*
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities & Unregulated Power – 1.0%
	Sempra Energy	110,700	4,060,476
		Multi-Utilities & Unregulated Power Total	4,060,476
		UTILITIES TOTAL	12,091,603

	Total Common Stocks (cost of $345,616,151)		390,924,875
Convertible Preferred Stock – 0.1%
FINANCIALS – 0.1%
Thrifts & Mortgage Finance – 0.1%
	Fannie Mae (a)	2	211,500
		Thrifts & Mortgage Finance Total	211,500
		FINANCIALS TOTAL	211,500

	Total Convertible Preferred Stock (cost of $200,000)		211,500

	Total Investments – 100.5% (cost of $345,816,151) (b)(c)		391,136,375

	Other Assets & Liabilities, Net – (0.5)%		(1,932,158)

	Net Assets – 100.0%		389,204,217

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $345,816,151.

(c) Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$47,871,367	$(2,551,143)	$45,320,224

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

December 31, 2004 (unaudited)	Columbia Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 96.7%
CONSUMER DISCRETIONARY – 16.7%
Hotels, Restaurants & Leisure – 3.9%
	Carnival Corp.	186,500	10,747,995
	Hilton Hotels Corp.	424,200	9,646,308
	Marriott International, Inc., Class A	279,000	17,571,420
		Hotels, Restaurants & Leisure Total	37,965,723
Internet & Catalog Retail – 1.4%
	eBay, Inc. (a)	120,200	13,976,856
		Internet & Catalog Retail Total	13,976,856
Media – 2.1%
	News Corp., Class A	263,200	4,911,312
	Omnicom Group, Inc.	80,500	6,787,760
	XM Satellite Radio Holdings, Inc., Class A (a)	219,300	8,250,066
		Media Total	19,949,138
Multiline Retail – 1.0%
	Nordstrom, Inc.	198,700	9,285,251
		Multiline Retail Total	9,285,251
Specialty Retail – 6.5%
	Bed Bath & Beyond, Inc. (a)	118,600	4,723,838
	Best Buy Co., Inc.	180,140	10,703,919
	Chico’s FAS, Inc. (a)	209,700	9,547,641
	Home Depot, Inc.	337,300	14,416,202
	Lowe’s Companies, Inc.	145,900	8,402,381
	Staples, Inc.	447,600	15,088,596
		Specialty Retail Total	62,882,577
Textiles, Apparel & Luxury Goods – 1.8%
	Coach, Inc. (a)	176,650	9,963,060
	NIKE, Inc., Class B	81,500	7,391,235
		Textiles, Apparel & Luxury Goods Total	17,354,295
		CONSUMER DISCRETIONARY TOTAL	161,413,840
CONSUMER STAPLES – 9.6%
Beverages – 1.5%
	PepsiCo, Inc.	275,300	14,370,660
		Beverages Total	14,370,660
Food & Staples Retailing – 1.0%
	Sysco Corp.	257,500	9,828,775
		Food & Staples Retailing Total	9,828,775
Food Products – 0.5%
	Hershey Foods Corp.	87,800	4,876,412
		Food Products Total	4,876,412

1

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 2.3%
	Colgate-Palmolive Co.	99,800	5,105,768
	Procter & Gamble Co.	305,200	16,810,416
		Household Products Total	21,916,184
Personal Products – 2.9%
	Alberto-Culver Co.	296,700	14,410,719
	Avon Products, Inc.	364,100	14,090,670
		Personal Products Total	28,501,389
Tobacco – 1.4%
	Altria Group, Inc.	214,400	13,099,840
		Tobacco Total	13,099,840
		CONSUMER STAPLES TOTAL	92,593,260
ENERGY – 1.5%
Energy Equipment & Services – 0.9%
	National-Oilwell, Inc. (a)	142,400	5,025,296
	Smith International, Inc. (a)	60,800	3,308,128
		Energy Equipment & Services Total	8,333,424
Oil & Gas – 0.6%
	EOG Resources, Inc.	82,300	5,872,928
		Oil & Gas Total	5,872,928
		ENERGY TOTAL	14,206,352
FINANCIALS – 8.7%
Capital Markets – 1.8%
	Goldman Sachs Group, Inc.	119,800	12,463,992
	Merrill Lynch & Co., Inc.	90,800	5,427,116
		Capital Markets Total	17,891,108
Commercial Banks – 1.4%
	North Fork Bancorporation, Inc.	121,950	3,518,257
	Wells Fargo & Co.	153,900	9,564,885
		Commercial Banks Total	13,083,142
Consumer Finance – 0.4%
	MBNA Corp.	149,100	4,203,129
		Consumer Finance Total	4,203,129
Diversified Financial Services – 2.0%
	Citigroup, Inc.	405,100	19,517,718
		Diversified Financial Services Total	19,517,718
Insurance – 3.1%
	American International Group, Inc.	126,900	8,333,523
	Chubb Corp.	108,650	8,355,185
	Prudential Financial, Inc.	146,300	8,040,648

2

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	RenaissanceRe Holdings Ltd.	97,500	5,077,800
		Insurance Total	29,807,156
		FINANCIALS TOTAL	84,502,253
HEALTH CARE – 23.8%
Biotechnology – 2.9%
	Amgen, Inc. (a)	134,100	8,602,515
	Biogen Idec, Inc. (a)	79,100	5,268,851
	Genentech, Inc. (a)	203,100	11,056,764
	Gilead Sciences, Inc. (a)	78,700	2,753,713
		Biotechnology Total	27,681,843
Health Care Equipment & Supplies – 7.9%
	Alcon, Inc.	132,950	10,715,770
	Kinetic Concepts, Inc. (a)	122,200	9,323,860
	St. Jude Medical, Inc. (a)	188,500	7,903,805
	Thermo Electron Corp. (a)	323,700	9,772,503
	Varian Medical Systems, Inc. (a)	502,600	21,732,424
	Zimmer Holdings, Inc. (a)	212,400	17,017,488
		Health Care Equipment & Supplies Total	76,465,850
Health Care Providers & Services – 3.3%
	Caremark Rx, Inc. (a)	185,400	7,310,322
	UnitedHealth Group, Inc.	160,600	14,137,618
	WellPoint, Inc. (a)	93,700	10,775,500
		Health Care Providers & Services Total	32,223,440
Pharmaceuticals – 9.7%
	Abbott Laboratories	302,800	14,125,620
	Johnson & Johnson	591,700	37,525,614
	Novartis AG, ADR	293,900	14,853,706
	Pfizer, Inc.	383,900	10,323,071
	Teva Pharmaceutical Industries Ltd., ADR	578,500	17,274,010
		Pharmaceuticals Total	94,102,021
		HEALTH CARE TOTAL	230,473,154
INDUSTRIAL – 12.1%
Aerospace & Defense – 0.5%
	United Technologies Corp.	49,100	5,074,485
		Aerospace & Defense Total	5,074,485
Air Freight & Logistics – 1.3%
	United Parcel Service, Inc., Class B	146,400	12,511,344
		Air Freight & Logistics Total	12,511,344

3

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Building Products – 1.3%
	American Standard Companies, Inc. (a)	306,500	12,664,580
		Building Products Total	12,664,580
Commercial Services & Supplies – 0.7%
	Cendant Corp.	303,900	7,105,182
		Commercial Services & Supplies Total	7,105,182
Electrical Equipment – 1.2%
	Rockwell Automation, Inc.	233,800	11,584,790
		Electrical Equipment Total	11,584,790
Industrial Conglomerates – 4.6%
	General Electric Co.	510,800	18,644,200
	Tyco International Ltd.	712,340	25,459,032
		Industrial Conglomerates Total	44,103,232
Machinery – 2.5%
	Caterpillar, Inc.	48,800	4,758,488
	Ingersoll-Rand Co., Ltd., Class A	127,600	10,246,280
	ITT Industries, Inc.	109,700	9,264,165
		Machinery Total	24,268,933
		INDUSTRIAL TOTAL	117,312,546
INFORMATION TECHNOLOGY – 24.3%
Communications Equipment – 4.7%
	Avaya, Inc. (a)	336,300	5,784,360
	Cisco Systems, Inc. (a)	1,328,200	25,634,260
	Nokia Oyj, ADR	296,300	4,643,021
	QUALCOMM, Inc.	223,300	9,467,920
		Communications Equipment Total	45,529,561
Computers & Peripherals – 6.0%
	Dell, Inc. (a)	415,700	17,517,598
	EMC Corp. (a)	361,200	5,371,044
	International Business Machines Corp.	227,000	22,377,660
	Lexmark International, Inc., Class A (a)	146,600	12,461,000
		Computers & Peripherals Total	57,727,302
Internet Software & Services – 1.2%
	Yahoo!, Inc. (a)	315,700	11,895,576
		Internet Software & Services Total	11,895,576
IT Services – 0.9%
	Automatic Data Processing, Inc.	83,200	3,689,920

4

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	Cognizant Technology Solutions Corp., Class A (a)	120,600	5,104,998
		IT Services Total	8,794,918
Semiconductors & Semiconductor Equipment – 5.4%
	Altera Corp. (a)	413,100	8,551,170
	Freescale Semiconductor, Inc., Class B (a)	28,188	517,532
	Intel Corp.	932,600	21,813,514
	Linear Technology Corp.	59,200	2,294,592
	Microchip Technology, Inc.	101,000	2,692,660
	Samsung Electronics Co., Ltd., GDR (b)	22,100	4,839,900
	Teradyne, Inc. (a)	145,700	2,487,099
	Texas Instruments, Inc.	377,100	9,284,202
		Semiconductors & Semiconductor Equipment Total	52,480,669
Software – 6.1%
	Amdocs Ltd. (a)	145,800	3,827,250
	Microsoft Corp.	1,600,900	42,760,039
	Oracle Corp. (a)	496,800	6,816,096
	SAP AG, ADR	118,500	5,238,885
		Software Total	58,642,270
		INFORMATION TECHNOLOGY TOTAL	235,070,296

	Total Common Stocks (cost of $748,290,804)		935,571,701

		Par ($)
Short-Term Obligation – 3.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 08/15/23, market value of $35,067,947 (repurchase proceeds $34,381,297)	34,377,000	34,377,000

	Total Short-Term Obligation (cost of $34,377,000)		34,377,000

	Total Investments – 100.2% (cost of $782,667,804) (c)(d)		969,948,701

	Other Assets & Liabilities, Net – (0.2)%		(2,186,893)

	Net Assets – 100.0%		967,761,808

5

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a) Non-income producing security.

(b)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the value of this security represents 0.5% of net assets.

(c) Cost for federal income tax purposes is $782,667,804.

(d) Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$189,504,334	$(2,223,437)	$187,280,897

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Small Cap Fund

		Shares	Value ($)*
Common Stocks – 92.6%
CONSUMER DISCRETIONARY – 20.9%
Auto Components – 1.1%
	Cooper Tire & Rubber Co.	239,870	5,169,199
	Keystone Automotive Industries, Inc. (a)	300,000	6,975,000
	R&B, Inc. (a)	180,783	4,517,767
	Sauer-Danfoss, Inc.	112,200	2,447,082
		Auto Components Total	19,109,048
Hotels, Restaurants & Leisure – 4.7%
	Buca, Inc. (a)	324,300	2,257,128
	CEC Entertainment, Inc. (a)	227,230	9,082,383
	Checkers Drive-In Restaurant, Inc. (a)(b)	607,900	8,145,860
	Famous Dave’s of America, Inc. (a)	480,200	6,103,822
	Friendly Ice Cream Corp. (a)	230,000	1,932,000
	Gaylord Entertainment Co. (a)	203,800	8,463,814
	Jack in the Box, Inc. (a)	234,100	8,631,267
	Navigant International, Inc. (a)	168,500	2,050,645
	O’Charleys, Inc. (a)	627,005	12,257,948
	Ruby Tuesday, Inc.	210,500	5,489,840
	Ryan’s Restaurant Group, Inc. (a)	418,650	6,455,583
	Steak n Shake Co. (a)	182,000	3,654,560
	Total Entertainment Restaurant Corp. (a)(b)	501,000	5,971,920
		Hotels, Restaurants & Leisure Total	80,496,770
Household Durables – 0.7%
	Bassett Furniture Industries, Inc.	138,850	2,724,931
	Kimball International, Inc., Class B	127,400	1,886,794
	Yankee Candle Co., Inc. (a)	243,000	8,062,740
		Household Durables Total	12,674,465
Internet & Catalog Retail – 0.7%
	Alloy, Inc. (a)	787,700	6,356,739
	Valuevision Media, Inc., Class A (a)	409,000	5,689,190
		Internet & Catalog Retail Total	12,045,929
Leisure Equipment & Products – 1.4%
	Callaway Golf Co.	367,700	4,963,950
	RC2 Corp. (a)	350,900	11,439,340
	Steinway Musical Instruments, Inc. (a)	204,100	5,906,654
	Topps Co., Inc.	268,900	2,621,775
		Leisure Equipment & Products Total	24,931,719
Media – 3.6%
	ADVO, Inc.	360,699	12,858,919

1

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
	Catalina Marketing Corp.	370,400	10,974,952
	Journal Communications, Inc., Class A	179,400	3,241,758
	Journal Register Co. (a)	367,500	7,103,775
	Paxson Communications Corp. (a)	1,275,400	1,760,052
	Pulitzer, Inc.	112,600	7,302,110
	Regent Communications, Inc. (a)	839,100	4,447,230
	Scholastic Corp. (a)	249,600	9,225,216
	Sinclair Broadcast Group, Inc., Class A	263,100	2,423,151
	Young Broadcasting, Inc., Class A (a)	229,400	2,422,464
		Media Total	61,759,627
Multiline Retail – 0.3%
	Fred’s, Inc.	265,100	4,612,740
		Multiline Retail Total	4,612,740
Specialty Retail – 6.1%
	AC Moore Arts & Crafts, Inc. (a)	90,000	2,592,900
	Buckle, Inc.	349,900	10,322,050
	Dress Barn, Inc. (a)	260,700	4,588,320
	Gaiam, Inc. (a)	448,600	2,758,890
	Gymboree Corp. (a)	557,200	7,143,304
	Hancock Fabrics, Inc.	424,300	4,399,991
	Haverty Furniture Companies, Inc.	186,200	3,444,700
	Hot Topic, Inc. (a)	345,800	5,944,302
	Jarden Corp. (a)	124,050	5,388,732
	Kirkland’s, Inc. (a)	256,200	3,148,698
	Lithia Motors, Inc., Class A	354,800	9,515,736
	Men’s Wearhouse, Inc. (a)	128,700	4,113,252
	Monro Muffler, Inc. (a)	220,000	5,566,000
	Party City Corp. (a)	499,400	6,457,242
	Regis Corp.	100,000	4,615,000
	Rent-A-Center, Inc. (a)	197,750	5,240,375
	Rush Enterprises, Inc., Class A (a)	150,000	2,434,500
	Rush Enterprises, Inc., Class B (a)	200,000	3,462,000
	Sports Authority Inc. (a)	249,600	6,427,200
	Stage Stores, Inc. (a)	168,800	7,008,576
		Specialty Retail Total	104,571,768
Textiles, Apparel & Luxury Goods – 2.3%
	Ashworth, Inc. (a)	300,000	3,267,000
	Phillips-Van Heusen Corp.	243,800	6,582,600
	Quiksilver, Inc. (a)	212,000	6,315,480

2

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Rocky Shoes & Boots, Inc. (a)	167,100	4,962,870
	Tommy Hilfiger Corp. (a)	400,900	4,522,152
	Unifirst Corp. (b)	472,800	13,370,784
		Textiles, Apparel & Luxury Goods Total	39,020,886
		CONSUMER DISCRETIONARY TOTAL	359,222,952
CONSUMER STAPLES – 2.4%
Food & Staples Retailing – 0.4%
	Casey’s General Stores, Inc.	260,470	4,727,531
	Wild Oats Markets, Inc. (a)	193,300	1,702,973
		Food & Staples Retailing Total	6,430,504
Food Products – 1.4%
	Central Garden & Pet Co. (a)	188,600	7,872,164
	Corn Products International, Inc.	145,800	7,809,048
	Delta & Pine Land Co.	318,200	8,680,496
		Food Products Total	24,361,708
Household Products – 0.6%
	Rayovac Corp. (a)	316,100	9,660,016
		Household Products Total	9,660,016
		CONSUMER STAPLES TOTAL	40,452,228
ENERGY – 4.8%
Energy Equipment & Services – 2.2%
	Atwood Oceanics, Inc. (a)	112,400	5,856,040
	Core Laboratories NV (a)	130,300	3,042,505
	Gulfmark Offshore, Inc. (a)	541,200	12,052,524
	Newpark Resources, Inc. (a)	831,000	4,279,650
	Oceaneering International, Inc. (a)	180,600	6,739,992
	Offshore Logistics, Inc. (a)	100,000	3,247,000
	Oil States International, Inc. (a)	145,000	2,797,050
		Energy Equipment & Services Total	38,014,761
Oil & Gas – 2.6%
	Houston Exploration Co. (a)	168,200	9,471,342
	Southwestern Energy Co. (a)	256,500	13,001,985
	Vintage Petroleum, Inc.	222,500	5,048,525
	Warren Resources, Inc. (a)	125,100	1,138,410
	Western Gas Resources, Inc.	100,000	2,925,000

3

		Shares	Value ($)*
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	Whiting Petroleum Corp. (a)	406,400	12,293,600
		Oil & Gas Total	43,878,862
		ENERGY TOTAL	81,893,623
FINANCIALS – 9.8%
Commercial Banks – 2.7%
	EuroBancshares, Inc. (a)	129,200	2,713,200
	First Niagara Financial Group, Inc.	465,500	6,493,725
	Matrix Bancorp, Inc. (a)	227,400	2,844,774
	NewAlliance Bancshares, Inc.	498,500	7,627,050
	Oriental Financial Group	408,141	11,554,463
	Republic Bancorp, Inc.	192,541	2,942,022
	SNB Bancshares Inc. (a)	233,700	3,451,749
	Taylor Capital Group, Inc.	129,628	4,342,538
	UMB Financial Corp.	86,500	4,901,090
		Commercial Banks Total	46,870,611
Consumer Finance – 0.2%
	Rewards Network, Inc. (a)	472,600	3,308,200
		Consumer Finance Total	3,308,200
Diversified Financial Services – 0.3%
	Prospect Energy Corp.	157,700	1,892,400
	QC Holdings, Inc. (a)	225,100	4,312,916
		Diversified Financial Services Total	6,205,316
Insurance – 3.3%
	AmerUs Group Co.	156,320	7,081,296
	Bristol West Holdings, Inc.	256,100	5,122,000
	Direct General Corp.	215,100	6,904,710
	EMC Insurance Group, Inc.	193,800	4,193,832
	Horace Mann Educators Corp.	271,200	5,174,496
	Hub International Ltd.	210,000	3,866,100
	Midland Co.	178,700	5,587,949
	Navigators Group, Inc. (a)	152,800	4,600,808
	NYMAGIC, Inc.	105,000	2,656,500
	Ohio Casualty Corp. (a)	295,600	6,860,876
	Phoenix Companies, Inc.	199,900	2,498,750
	Presidential Life Corp.	140,100	2,376,096
		Insurance Total	56,923,413
Real Estate – 1.9%
	Acadia Realty Trust, REIT	231,100	3,766,930

4

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Corporate Office Properties Trust, REIT	47,600	1,397,060
	First Potomac Realty Trust, REIT	400,000	9,120,000
	Gramercy Capital Corp., REIT	272,400	5,611,440
	Innkeepers USA Trust, Inc., REIT	466,100	6,618,620
	Jones Lang LaSalle, Inc. (a)	147,000	5,499,270
	Medical Office Properties, Inc., REIT (a)	277,825	2,778
		Real Estate Total	32,016,098
Thrifts & Mortgage Finance – 1.4%
	Anchor BanCorp Wisconsin, Inc.	83,500	2,434,025
	Dime Community Bancshares	283,200	5,072,112
	Jefferson Bancshares, Inc.	266,400	3,503,160
	Webster Financial Corp.	145,900	7,388,376
	Willow Grove Bancorp, Inc.	272,000	5,154,400
		Thrifts & Mortgage Finance Total	23,552,073
		FINANCIALS TOTAL	168,875,711
HEALTH CARE – 13.4%
Biotechnology – 1.5%
	BioMarin Pharmaceuticals, Inc. (a)	399,850	2,555,041
	CV Therapeutics, Inc. (a)	184,200	4,236,600
	Lifecell Corp. (a)	580,000	5,927,600
	PRAECIS Pharmaceuticals, Inc. (a)	507,100	963,490
	Serologicals Corp. (a)	400,100	8,850,212
	Strategic Diagnostics, Inc. (a)	653,200	2,286,200
		Biotechnology Total	24,819,143
Health Care Equipment & Supplies – 5.2%
	Analogic Corp.	158,700	7,108,173
	Cytyc Corp. (a)	174,600	4,813,722
	Datascope Corp.	229,150	9,094,964
	Haemonetics Corp. (a)	197,000	7,133,370
	Invacare Corp.	473,800	21,917,988
	Lifecore Biomedical, Inc. (a)	325,300	3,662,878
	STAAR Surgical Co. (a)	530,600	3,310,944
	SurModics, Inc. (a)	140,000	4,551,400
	Thoratec Corp. (a)	749,200	7,806,664
	Viasys Healthcare, Inc. (a)	174,000	3,306,000
	West Pharmaceutical Services, Inc.	642,000	16,069,260
		Health Care Equipment & Supplies Total	88,775,363
Health Care Providers & Services – 5.6%
	Beverly Enterprises, Inc. (a)	628,500	5,750,775

5

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	LabOne, Inc. (a)	182,300	5,840,892
	LifePoint Hospitals, Inc. (a)	164,600	5,731,372
	Magellan Health Services, Inc. (a)	176,200	6,018,992
	Pediatrix Medical Group, Inc. (a)	212,200	13,591,410
	Priority Healthcare Corp., Class B (a)	316,975	6,900,546
	Province Healthcare Co. (a)	85,700	1,915,395
	PSS World Medical, Inc. (a)	640,700	8,018,360
	Psychiatric Solutions, Inc. (a)	149,400	5,462,064
	Res-Care, Inc. (a)	945,925	14,396,979
	Select Medical Corp.	650,600	11,450,560
	Triad Hospitals, Inc. (a)	180,900	6,731,289
	U.S. Physical Therapy, Inc. (a)	314,200	4,844,964
		Health Care Providers & Services Total	96,653,598
Pharmaceuticals – 1.1%
	Acusphere, Inc. (a)	369,500	2,265,035
	Critical Therapeutics, Inc. (a)	229,200	1,833,600
	KV Pharmaceutical Co., Class A (a)	174,000	3,836,700
	Valeant Pharmaceuticals International	431,526	11,370,710
		Pharmaceuticals Total	19,306,045
		HEALTH CARE TOTAL	229,554,149
INDUSTRIAL – 16.4%
Aerospace & Defense – 1.5%
	Armor Holdings, Inc. (a)	315,365	14,828,462
	Ladish Co., Inc. (a)	276,300	3,174,687
	Moog, Inc., Class A (a)	156,000	7,074,600
		Aerospace & Defense Total	25,077,749
Building Products – 0.9%
	Jacuzzi Brands, Inc. (a)	807,500	7,025,250
	NCI Building Systems, Inc. (a)	222,900	8,358,750
		Building Products Total	15,384,000
Commercial Services & Supplies – 5.1%
	Bennett Environmental, Inc. (a)	500,000	1,765,000
	Cornell Companies., Inc. (a)	626,700	9,513,306
	Danka Business Systems PLC, ADR (a)	1,600,000	5,056,000
	FTI Consulting, Inc. (a)	620,000	13,063,400
	G&K Services, Inc., Class A	155,500	6,751,810
	HMS Holdings Corp. (a)	194,400	1,747,656
	infoUSA, Inc. (a)	358,100	4,007,139

6

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Commercial Services & Supplies – (continued)
	Kforce, Inc. (a)	1,002,604	11,128,904
	Mcgrath Rentcorp	70,400	3,070,144
	MPW Industrial Services Group, Inc. (a)	188,100	477,774
	Nashua Corp. (a)	169,600	1,926,656
	NCO Group, Inc. (a)	368,330	9,521,330
	Nobel Learning Communities, Inc. (a)	45,900	345,627
	RemedyTemp, Inc. (a)	125,210	1,283,403
	School Specialty, Inc. (a)	116,300	4,484,528
	Spherion Corp. (a)	499,200	4,193,280
	Tetra Tech, Inc. (a)	463,500	7,758,990
	Westaff, Inc. (a)	49,452	186,385
	Willis Lease Finance Corp. (a)	87,100	679,380
		Commercial Services & Supplies Total	86,960,712
Construction & Engineering – 2.1%
	Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	460,300	18,412,000
	EMCOR Group, Inc. (a)	261,500	11,814,570
	Shaw Group, Inc. (a)	327,700	5,849,445
		Construction & Engineering Total	36,076,015
Electrical Equipment – 0.2%
	Powell Industries, Inc. (a)	121,300	2,242,837
	Wood’s (T.B.) Corp.	108,207	677,376
		Electrical Equipment Total	2,920,213
Machinery – 4.6%
	AGCO Corp. (a)	226,300	4,953,707
	Albany International Corp., Class A	600,005	21,096,176
	Briggs & Stratton Corp.	126,800	5,272,344
	CIRCOR International, Inc.	271,900	6,297,204
	Key Technology, Inc. (a)(b)	259,265	2,501,907
	Lydall, Inc. (a)	188,600	2,236,796
	Oshkosh Truck Corp.	64,500	4,410,510
	Reliance Steel & Aluminum Co.	219,500	8,551,720
	Terex Corp. (a)	228,344	10,880,592
	Thomas Industries, Inc.	136,885	5,464,449
	Watts Water Technologies, Inc., Class A	226,900	7,315,256
		Machinery Total	78,980,661
Road & Rail – 2.0%
	Arkansas Best Corp.	253,000	11,357,170
	Kansas City Southern (a)	403,845	7,160,172

7

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Road & Rail – (continued)
	P.A.M. Transportation Services, Inc. (a)	176,400	3,307,500
	RailAmerica, Inc. (a)	376,800	4,917,240
	USF Corp.	106,600	4,045,470
	Werner Enterprises, Inc.	185,125	4,191,230
		Road & Rail Total	34,978,782
		INDUSTRIAL TOTAL	280,378,132
INFORMATION TECHNOLOGY – 14.4%
Communications Equipment – 0.6%
	Paradyne Networks Corp. (a)	1,050,000	3,769,500
	Performance Technologies, Inc. (a)(b)	680,100	6,324,930
		Communications Equipment Total	10,094,430
Computers & Peripherals – 1.6%
	Cray, Inc. (a)	814,500	3,795,570
	Hypercom Corp. (a)	545,800	3,231,136
	Imation Corp.	309,500	9,851,385
	Maxtor Corp. (a)	334,600	1,773,380
	Presstek, Inc. (a)	311,100	3,011,448
	Rimage Corp. (a)	162,900	2,616,174
	Storage Technology Corp. (a)	100,000	3,161,000
		Computers & Peripherals Total	27,440,093
Electronic Equipment & Instruments – 4.0%
	Agilysys, Inc.	289,600	4,963,744
	Benchmark Electronics, Inc. (a)	848,950	28,949,195
	Gerber Scientific, Inc. (a)	200,100	1,522,761
	Keithley Instruments, Inc.	343,640	6,769,708
	LeCroy Corp. (a)	139,500	3,255,930
	LSI Industries, Inc.	900,965	10,316,049
	Merix Corp. (a)	403,600	4,649,472
	Rogers Corp. (a)	82,200	3,542,820
	Technitrol, Inc. (a)	313,010	5,696,782
		Electronic Equipment & Instruments Total	69,666,461
Internet Software & Services – 0.6%
	Allscripts Healthcare Solutions, Inc. (a)	200,000	2,134,000
	Selectica, Inc. (a)	872,800	3,124,624
	Tumbleweed Communications Corp. (a)	815,000	2,722,100
	webMethods, Inc. (a)	288,300	2,078,643
		Internet Software & Services Total	10,059,367

8

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 2.2%
	Analysts International Corp. (a)	623,900	2,495,600
	Carreker Corp. (a)	286,500	2,463,900
	Computer Task Group, Inc. (a)	792,500	4,438,000
	Inforte Corp. (a)	500,000	3,940,000
	Integral Systems, Inc.	168,100	3,269,545
	ProQuest Co. (a)	394,230	11,708,631
	Startek, Inc.	334,600	9,519,370
		IT Services Total	37,835,046
Semiconductors & Semiconductor Equipment – 1.7%
	Anadigics, Inc. (a)	364,300	1,366,125
	Asyst Technologies, Inc. (a)	155,700	792,513
	Fairchild Semiconductor International, Inc., Class A (a)	529,800	8,614,548
	hifn, Inc. (a)	500,000	4,610,000
	IXYS Corp. (a)	288,300	2,975,256
	ON Semiconductor Corp. (a)	1,153,200	5,235,528
	Pericom Semiconductor Corp. (a)	400,460	3,776,338
	STATS ChipPAC Ltd. (a)	281,184	1,720,846
		Semiconductors & Semiconductor Equipment Total	29,091,154
Software – 3.7%
	BindView Development Corp. (a)	1,510,500	6,570,675
	MAPICS, Inc. (a)	196,800	2,076,240
	MapInfo Corp. (a)	249,000	2,983,020
	Mediware Information Systems (a)	314,600	3,992,274
	Mentor Graphics Corp. (a)	289,200	4,421,868
	MSC.Software Corp. (a)	460,515	4,821,592
	NetIQ Corp. (a)	288,300	3,520,143
	PLATO Learning, Inc. (a)	663,700	4,944,565
	Progress Software Corp. (a)	296,500	6,923,275
	Sonic Solutions (a)	144,100	3,233,604
	Sybase, Inc. (a)	640,600	12,779,970
	THQ, Inc. (a)	288,000	6,606,720
		Software Total	62,873,946
		INFORMATION TECHNOLOGY TOTAL	247,060,497
MATERIALS – 7.2%
Chemicals – 4.3%
	Airgas, Inc.	251,900	6,677,869
	Albemarle Corp.	246,360	9,536,595
	Cambrex Corp.	296,700	8,040,570
	H.B. Fuller Co.	330,860	9,432,819

9

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	MacDermid, Inc.	475,200	17,154,720
	Olin Corp.	176,900	3,895,338
	Sensient Technologies Corp.	307,800	7,384,122
	Spartech Corp.	412,800	11,182,752
		Chemicals Total	73,304,785
Containers & Packaging – 1.2%
	Greif, Inc., Class A	314,000	17,584,000
	Longview Fibre Co.	174,800	3,170,872
	Peak International Ltd. (a)	244,650	1,001,597
		Containers & Packaging Total	21,756,469
Metals & Mining – 1.3%
	Brush Engineered Materials, Inc. (a)	290,800	5,379,800
	Foundation Coal Holdings, Inc. (a)	43,100	993,886
	GrafTech International Ltd. (a)	369,500	3,495,470
	Hecla Mining Co. (a)	298,300	1,739,089
	Northwest Pipe Co. (a)	303,150	7,563,593
	Steel Dynamics, Inc.	81,800	3,098,584
		Metals & Mining Total	22,270,422
Paper & Forest Products – 0.4%
	Buckeye Technologies, Inc. (a)	144,900	1,885,149
	Glatfelter	331,440	5,064,403
		Paper & Forest Products Total	6,949,552
		MATERIALS TOTAL	124,281,228
TELECOMMUNICATION SERVICES – 0.9%
Diversified Telecommunication Services – 0.7%
	CT Communications, Inc.	208,400	2,563,320
	General Communication, Inc., Class A (a)	417,300	4,606,992
	PTEK Holdings, Inc. (a)	388,300	4,158,693
		Diversified Telecommunication Services Total	11,329,005
Wireless Telecommunication Services – 0.2%
	LCC International, Inc., Class A (a)	560,700	3,268,881
		Wireless Telecommunication Services Total	3,268,881
		TELECOMMUNICATION SERVICES TOTAL	14,597,886
UTILITIES – 2.4%
Electric Utilities – 0.2%
	Idacorp, Inc.	102,800	3,142,596
		Electric Utilities Total	3,142,596

10

		Shares	Value ($)*
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 1.6%
	Cascade Natural Gas Corp.	92,550	1,962,060
	New Jersey Resources Corp.	158,750	6,880,225
	Northwest Natural Gas Co.	154,700	5,219,578
	South Jersey Industries, Inc.	105,500	5,545,080
	Southwest Gas Corp.	301,500	7,658,100
		Gas Utilities Total	27,265,043
Water Utilities – 0.6%
	American States Water Co.	135,150	3,513,900
	Aqua America, Inc.	124,468	3,060,668
	California Water Service Group	104,200	3,923,130
		Water Utilities Total	10,497,698
		UTILITIES TOTAL	40,905,337
	Total Common Stocks (cost of $1,248,029,572)		1,587,221,743
Investment Management Companies – 2.7%
	iShares Russell 2000 Index Fund	310,000	40,145,000
	iShares Russell 2000 Value Index Fund	30,000	5,788,800
	Total Investment Management Companies (cost of $39,264,683)		45,933,800

		Par ($)
Short-Term Obligation – 4.8%

	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 08/15/15, market value of $84,881,633, (repurchase proceeds $83,221,401)	83,211,000	83,211,000

	Total Short-Term Obligation (cost of $83,211,000)		83,211,000

	Total Investments – 100.1% (cost of $1,370,505,255)(c)(d)		1,716,366,543

	Other Assets & Liabilities, Net – (0.1)%		(1,726,101)

	Net Assets – 100.0%		1,714,640,442

11

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are exchange traded funds are at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a) Non-income producing security.

(b) An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares outstanding.

Security Name:	Checkers Drive-In Restaurant, Inc.

Shares as of 09/30/04:	607,900
Shares purchased	—
Shares as of 12/31/04	607,900
Net realized gain or loss:	$—
Dividend income earned:	$—
Value at end of period:	$8,145,860

Security Name:	Total Entertainment Restaurant Corp.

Shares as of 09/30/04	501,000
Shares purchased	—
Shares as of 12/31/04	501,000
Net realized gain or loss:	$—
Dividend income earned:	$—
Value at end of period:	$5,971,920

Security Name:	Unifirst Corp.

Shares as of 09/30/04	472,800
Shares purchased	—
Shares as of 12/31/04	472,800
Net realized gain or loss:	$—
Dividend income earned:	$17,730
Value at end of period:	$13,370,784

Security Name:	Key Technology, Inc.

Shares as of 09/30/04:	259,265
Shares purchased	—
Shares as of 12/31/04	259,265
Net realized gain or loss:	$—
Dividend income earned:	$—
Value at end of period:	$2,501,907

Security Name:	Performance Technologies, Inc.

Shares as of 09/30/04:	609,400
Shares purchased	70,700
Shares as of 12/31/04	680,100
Net realized gain or loss:	$—
Dividend income earned:	$—
Value at end of period:	$6,324,930

(c) Cost for federal income tax purposes is $1,370,505,255.

(d) Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$409,570,255	$(63,708,967)	$345,861,288

12

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

13

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Small Company Equity Fund

		Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 16.1%
Hotels, Restaurants & Leisure – 3.9%
	Alliance Gaming Corp. (a)	151,600	2,093,596
	Gaylord Entertainment Co. (a)	131,400	5,457,042
	Pinnacle Entertainment, Inc. (a)	216,100	4,274,458
	Scientific Games Corp., Class A (a)	191,200	4,558,208
		Hotels, Restaurants & Leisure Total	16,383,304
Leisure Equipment & Products – 1.2%
	Marvel Enterprises, Inc. (a)	242,700	4,970,496
		Leisure Equipment & Products Total	4,970,496
Media – 4.6%
	Arbitron, Inc. (a)	98,200	3,847,476
	Cumulus Media, Inc., Class A (a)	223,200	3,365,856
	Lin TV Corp., Class A (a)	171,000	3,266,100
	Radio One, Inc., Class D (a)	209,300	3,373,916
	Sinclair Broadcast Group, Inc., Class A	397,800	3,663,738
	TiVo, Inc. (a)	316,600	1,858,442
		Media Total	19,375,528
Multiline Retail – 0.5%
	Fred’s, Inc.	122,600	2,133,240
		Multiline Retail Total	2,133,240
Specialty Retail – 5.1%
	Bombay Co., Inc. (a)	416,000	2,300,480
	Cost Plus, Inc. (a)	128,700	4,135,131
	Jarden Corp. (a)	152,000	6,602,880
	Pacific Sunwear of California, Inc. (a)	167,600	3,730,776
	Party City Corp. (a)	99,900	1,291,707
	Sharper Image Corp. (a)	161,900	3,051,815
		Specialty Retail Total	21,112,789
Textiles, Apparel & Luxury Goods – 0.8%
	Carter’s, Inc. (a)	96,900	3,293,631
		Textiles, Apparel & Luxury Goods Total	3,293,631
		CONSUMER DISCRETIONARY TOTAL	67,268,988
CONSUMER STAPLES – 0.4%
Food & Staples Retailing – 0.4%
	Performance Food Group Co. (a)	58,700	1,579,617
		Food & Staples Retailing Total	1,579,617
		CONSUMER STAPLES TOTAL	1,579,617
ENERGY – 4.2%
Energy Equipment & Services – 1.9%
	Key Energy Services, Inc. (a)	235,000	2,773,000

1

		Shares	Value ($)*
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Maverick Tube Corp. (a)	83,900	2,542,170
	Unit Corp. (a)	72,100	2,754,941
		Energy Equipment & Services Total	8,070,111
Oil & Gas – 2.3%
	Edge Petroleum Corp. (a)	141,100	2,057,238
	Energy Partners Ltd. (a)	58,400	1,183,768
	Mission Resources Corp. (a)	342,400	1,999,616
	Spinnaker Exploration Co. (a)	60,300	2,114,721
	Western Gas Resources, Inc.	70,400	2,059,200
		Oil & Gas Total	9,414,543
		ENERGY TOTAL	17,484,654
FINANCIALS – 10.8%
Capital Markets – 0.9%
	Jefferies Group, Inc.	94,600	3,810,488
		Capital Markets Total	3,810,488
Commercial Banks – 4.0%
	Boston Private Financial Holdings, Inc.	125,800	3,543,786
	East-West Bancorp, Inc.	82,000	3,440,720
	Main Street Banks, Inc.	36,200	1,264,466
	Mercantile Bank Corp.	102,165	4,035,517
	Prosperity Bancshares, Inc.	148,000	4,323,080
		Commercial Banks Total	16,607,569
Diversified Financial Services – 3.1%
	ACE Cash Express, Inc. (a)	91,300	2,707,958
	Greenhill & Co., Inc.	121,800	3,495,660
	MTC Technologies, Inc. (a)	135,700	4,555,449
	National Financial Partners Corp.	59,900	2,324,120
		Diversified Financial Services Total	13,083,187
Insurance – 2.0%
	Infinity Property & Casualty Corp.	154,200	5,427,840
	Philadelphia Consolidated Holding Co. (a)	41,900	2,771,266
		Insurance Total	8,199,106

2

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.8%
	Commercial Capital Bancorp, Inc.	148,100	3,432,958
		Thrifts & Mortgage Finance Total	3,432,958
		FINANCIALS TOTAL	45,133,308
HEALTH CARE – 21.7%
Biotechnology – 5.9%
	Cell Therapeutics, Inc. (a)	321,400	2,616,196
	Cytogen Corp. (a)	161,300	1,858,176
	Enzo Biochem, Inc. (a)	115,900	2,256,573
	Exact Sciences Corp. (a)	228,800	874,016
	NeoPharm, Inc. (a)	303,700	3,799,287
	Neurocrine Biosciences, Inc. (a)	50,100	2,469,930
	Protein Design Labs, Inc. (a)	157,900	3,262,214
	QLT, Inc. (a)	256,600	4,126,128
	Telik, Inc. (a)	164,300	3,144,702
		Biotechnology Total	24,407,222
Health Care Equipment & Supplies – 5.4%
	Bio-Rad Laboratories, Inc., Class A (a)	50,050	2,871,368
	Cardiac Science, Inc. (a)	542,700	1,161,378
	Conceptus, Inc. (a)	227,400	1,845,351
	Integra LifeSciences Holdings Corp. (a)	118,400	4,372,512
	Medical Action Industries, Inc. (a)	231,900	4,568,430
	Palomar Medical Technologies, Inc. (a)	67,900	1,770,153
	SonoSite, Inc. (a)	155,600	5,282,620
	SurModics, Inc. (a)	20,400	663,204
		Health Care Equipment & Supplies Total	22,535,016
Health Care Providers & Services – 3.9%
	Advisory Board Co. (a)	127,300	4,694,824
	America Service Group, Inc. (a)	95,550	2,557,874
	Isolagen, Inc. (a)	230,000	1,810,100
	LCA-Vision, Inc.	110,100	2,575,239
	LifePoint Hospitals, Inc. (a)	90,800	3,161,656
	U.S. Physical Therapy, Inc. (a)	86,500	1,333,830
		Health Care Providers & Services Total	16,133,523
Pharmaceuticals – 6.5%
	Advancis Pharmaceutical Corp. (a)	253,863	969,757
	BioSante Pharmaceuticals, Inc. (a)	153,900	843,372
	Bone Care International, Inc. (a)	125,400	3,492,390
	Caraco Pharmaceutical Laboratories Ltd. (a)	88,800	848,040
	DepoMed, Inc. (a)	462,500	2,497,500
	DOV Pharmaceutical, Inc. (a)	208,100	3,756,205

3

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Nektar Therapeutics (a)	176,900	3,580,456
	Noven Pharmaceuticals, Inc. (a)	151,500	2,584,590
	Renovis, Inc. (a)	214,400	3,083,072
	Salix Pharmaceuticals Ltd. (a)	164,100	2,886,519
	Taro Pharmaceuticals Industries Ltd. (a)	78,600	2,674,758
		Pharmaceuticals Total	27,216,659
		HEALTH CARE TOTAL	90,292,420
INDUSTRIAL – 14.0%
Aerospace & Defense – 1.3%
	DRS Technologies, Inc. (a)	129,700	5,539,487
		Aerospace & Defense Total	5,539,487
Air Freight & Logistics – 2.0%
	EGL, Inc. (a)	134,000	4,005,260
	UTI Worldwide, Inc.	64,300	4,373,686
		Air Freight & Logistics Total	8,378,946
Commercial Services & Supplies – 4.6%
	Corporate Executive Board Co.	55,100	3,688,394
	Educate, Inc. (a)	215,100	2,847,924
	Laureate Education, Inc. (a)	76,500	3,372,885
	MDC Partners, Inc., Class A (a)	248,300	2,679,157
	Navigant Consulting, Inc. (a)	130,100	3,460,660
	NCO Group, Inc. (a)	124,100	3,207,985
		Commercial Services & Supplies Total	19,257,005
Construction & Engineering – 0.8%
	Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	81,100	3,244,000
		Construction & Engineering Total	3,244,000
Electrical Equipment – 0.5%
	Plug Power, Inc. (a)	320,000	1,955,200
		Electrical Equipment Total	1,955,200
Machinery – 1.9%
	Cuno, Inc. (a)	63,875	3,794,175
	RAE Systems, Inc. (a)	176,000	1,284,800
	Wabash National Corp. (a)	99,500	2,679,535
		Machinery Total	7,758,510
Road & Rail – 2.3%
	Genesee & Wyoming, Inc., Class A (a)	127,950	3,599,234
	Heartland Express, Inc.	157,000	3,527,790

4

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIAL – (continued)
Road & Rail – (continued)
	Sirva, Inc. (a)	122,000	2,344,840
		Road & Rail Total	9,471,864
Trading Companies & Distributors – 0.6%
	Aceto Corp.	143,000	2,722,720
		Trading Companies & Distributors Total	2,722,720
		INDUSTRIAL TOTAL	58,327,732
INFORMATION TECHNOLOGY – 30.4%
Communications Equipment – 3.2%
	F5 Networks, Inc. (a)	77,000	3,751,440
	Finisar Corp. (a)	773,000	1,762,440
	Foundry Networks, Inc. (a)	252,000	3,316,320
	Inter-Tel, Inc.	99,200	2,716,096
	NMS Communications Corp. (a)	306,100	1,931,491
		Communications Equipment Total	13,477,787
Computers & Peripherals – 2.2%
	Applied Films Corp. (a)	120,300	2,593,668
	Cray, Inc. (a)	441,600	2,057,856
	PalmSource, Inc. (a)	166,900	2,126,306
	Pinnacle Systems, Inc. (a)	361,200	2,203,320
		Computers & Peripherals Total	8,981,150
Electronic Equipment & Instruments – 4.1%
	Anixter International, Inc.	89,400	3,217,506
	Global Imaging Systems, Inc. (a)	124,200	4,905,900
	Itron, Inc. (a)	170,000	4,064,700
	OSI Systems, Inc. (a)	124,000	2,816,040
	Photon Dynamics, Inc. (a)	92,900	2,255,612
		Electronic Equipment & Instruments Total	17,259,758
Internet Software & Services – 4.4%
	Corillian Corp. (a)	640,300	3,150,276
	Digital River, Inc. (a)	78,400	3,262,224
	Digitas, Inc. (a)	395,000	3,772,250
	Equinix, Inc. (a)	68,700	2,936,238
	Retek, Inc. (a)	622,800	3,830,220
	TeleCommunication Systems, Inc., Class A (a)	366,700	1,224,411
		Internet Software & Services Total	18,175,619
IT Services – 0.6%
	MAXIMUS, Inc. (a)	81,500	2,536,280
		IT Services Total	2,536,280

5

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 9.4%
	August Technology Corp. (a)	172,200	1,813,266
	Brooks Automation, Inc. (a)	246,300	4,241,286
	Cypress Semiconductor Corp. (a)	232,100	2,722,533
	DSP Group, Inc. (a)	87,100	1,944,943
	Entegris, Inc. (a)	443,800	4,415,810
	FEI Co. (a)	138,000	2,898,000
	Integrated Circuit Systems, Inc. (a)	78,900	1,650,588
	IXYS Corp. (a)	425,300	4,389,096
	Leadis Technology, Inc. (a)	151,800	1,616,670
	Mykrolis Corp. (a)	221,700	3,141,489
	Silicon Image, Inc. (a)	180,300	2,967,738
	Silicon Storage Technology, Inc. (a)	347,300	2,066,435
	Ultratech, Inc. (a)	189,200	3,566,420
	Zoran Corp. (a)	148,400	1,718,472
		Semiconductors & Semiconductor Equipment Total	39,152,746
Software – 6.5%
	Activision, Inc. (a)	132,800	2,679,904
	Captiva Software Corp. (a)	264,200	2,694,840
	Epicor Software Corp. (a)	165,700	2,334,713
	FileNET Corp. (a)	90,800	2,339,008
	Magma Design Automation, Inc. (a)	197,600	2,481,856
	Manhattan Associates, Inc. (a)	99,800	2,383,224
	Micromuse, Inc. (a)	680,500	3,776,775
	OpenTV Corp., Class A (a)	669,100	2,569,344
	ScanSoft, Inc. (a)	409,600	1,716,224
	Take-Two Interactive Software, Inc. (a)	58,200	2,024,778
	Verity, Inc. (a)	143,600	1,884,032
		Software Total	26,884,698
		INFORMATION TECHNOLOGY TOTAL	126,468,038
MATERIALS – 1.7%
Chemicals – 1.4%
	Landec Corp. (a)	254,500	1,740,780
	UAP Holding Corp. (a)	238,500	4,118,895
		Chemicals Total	5,859,675

6

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 0.3%
	AMCOL International Corp.	69,100	1,388,219
		Metals & Mining Total	1,388,219
		MATERIALS TOTAL	7,247,894
	Total Common Stocks (cost of $337,110,082)		413,802,651

		Par ($)
Short-Term Obligation – 0.3%

	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 11/15/27, market value of $1,504,817 (repurchase proceeds $1,473,184)	1,473,000	1,473,000

	Total Short-Term Obligation (cost of $1,473,000)		1,473,000

	Total Investments – 99.6% (cost of $338,583,082)(b)(c)		415,275,651

	Other Assets & Liabilities, Net – 0.4%		1,510,212

	Net Assets – 100.0%		416,785,863

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $338,583,082.

(c) Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$103,782,593	$(27,090,024)	$76,692,569

7

INVESTMENT PORTFOLIO

December 31, 2004 (unaudited)	Columbia Young Investor Fund

		Shares	Value ($)*
Common Stocks – 99.4%
CONSUMER DISCRETIONARY – 12.1%
Auto Components – 0.4%
	Autoliv, Inc.	59,300	2,864,190
		Auto Components Total	2,864,190
Hotels, Restaurants & Leisure – 0.9%
	Choice Hotels International, Inc.	46,600	2,702,800
	McDonald’s Corp.	158,526	5,082,343
		Hotels, Restaurants & Leisure Total	7,785,143
Household Durables – 0.6%
	Stanley Works	104,300	5,109,657
		Household Durables Total	5,109,657
Media – 7.1%
	Clear Channel Communications, Inc.	38,967	1,305,005
	Comcast Corp., Class A (a)	234,400	7,800,832
	Getty Images, Inc. (a)	40,900	2,815,965
	Lee Enterprises, Inc.	85,900	3,958,272
	Liberty Media Corp., Class A (a)	374,500	4,112,010
	Liberty Media International, Inc., Class A (a)	23,410	1,082,244
	McClatchy Co., Class A	121,000	8,689,010
	McGraw-Hill Companies, Inc.	34,282	3,138,174
	News Corp., Ltd., ADR	220,500	4,233,600
	R.H. Donnelley Corp. (a)	97,700	5,769,185
	Time Warner, Inc. (a)	338,500	6,580,440
	Viacom, Inc.	246,205	8,959,400
		Media Total	58,444,137
Multiline Retail – 0.3%
	Federated Department Stores, Inc.	35,587	2,056,573
		Multiline Retail Total	2,056,573
Specialty Retail – 2.5%
	Abercrombie & Fitch Co., Class A	161,100	7,563,645
	Barnes & Noble, Inc. (a)	180,900	5,837,643
	Home Depot, Inc.	166,643	7,122,322
		Specialty Retail Total	20,523,610

1

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.3%
	Kellwood Co.	68,000	2,346,000
		Textiles, Apparel & Luxury Goods Total	2,346,000
		CONSUMER DISCRETIONARY TOTAL	99,129,310
CONSUMER STAPLES – 7.8%
Beverages – 0.5%
	PepsiCo, Inc.	72,196	3,768,631
		Beverages Total	3,768,631
Food & Staples Retailing – 2.6%
	Costco Wholesale Corp.	251,134	12,157,397
	Wal-Mart Stores, Inc.	177,400	9,370,268
		Food & Staples Retailing Total	21,527,665
Food Products – 1.0%
	Chiquita Brands International, Inc.	236,900	5,226,014
	Kraft Foods, Inc., Class A	90,466	3,221,494
		Food Products Total	8,447,508
Household Products – 3.1%
	Clorox Co.	50,772	2,991,994
	Colgate-Palmolive Co.	151,500	7,750,740
	Kimberly-Clark Corp.	50,503	3,323,602
	Procter & Gamble Co.	205,986	11,345,709
		Household Products Total	25,412,045
Personal Products – 0.6%
	Gillette Co.	116,376	5,211,318
		Personal Products Total	5,211,318
		CONSUMER STAPLES TOTAL	64,367,167
ENERGY – 8.6%
Energy Equipment & Services – 1.4%
	Halliburton Co.	49,747	1,952,072
	Schlumberger Ltd.	141,000	9,439,950
		Energy Equipment & Services Total	11,392,022
Oil & Gas – 7.2%
	Amerada Hess Corp.	97,500	8,032,050
	Apache Corp.	24,914	1,259,901
	BP PLC, ADR	89,658	5,236,027
	ChevronTexaco Corp.	47,557	2,497,218
	ConocoPhillips	82,852	7,194,039
	Exxon Mobil Corp.	450,591	23,097,295
	Newfield Exploration Co. (a)	125,900	7,434,395

2

		Shares	Value ($)*
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	Todco, Class A (a)	233,000	4,291,860
		Oil & Gas Total	59,042,785
		ENERGY TOTAL	70,434,807
FINANCIALS – 21.4%
Capital Markets – 1.9%
	Bank of New York Co., Inc.	108,435	3,623,898
	Goldman Sachs Group, Inc.	25,611	2,664,568
	Janus Capital Group, Inc.	79,329	1,333,521
	Merrill Lynch & Co., Inc.	66,400	3,968,728
	Morgan Stanley	70,283	3,902,112
		Capital Markets Total	15,492,827
Commercial Banks – 5.5%
	City National Corp.	66,000	4,662,900
	National City Corp.	64,640	2,427,232
	Texas Regional Bancshares, Inc., Class A	91,050	2,975,514
	US Bancorp	203,700	6,379,884
	UnionBanCal Corp.	111,600	7,195,968
	Wachovia Corp.	89,396	4,702,230
	Wells Fargo & Co.	277,900	17,271,485
		Commercial Banks Total	45,615,213
Consumer Finance – 0.4%
	MBNA Corp.	108,927	3,070,652
		Consumer Finance Total	3,070,652
Diversified Financial Services – 2.9%
	Citigroup, Inc.	339,010	16,333,502
	JPMorgan Chase & Co.	190,970	7,449,739
		Diversified Financial Services Total	23,783,241
Insurance – 6.7%
	AFLAC, Inc.	82,034	3,268,235
	American International Group, Inc.	210,975	13,854,728
	Chubb Corp.	26,289	2,021,624
	CNA Financial Corp. (a)	83,800	2,238,298
	Hartford Financial Services Group, Inc.	32,556	2,256,456
	Lincoln National Corp.	185,800	8,673,144
	SAFECO Corp.	174,500	9,115,880
	UICI	243,200	8,244,480
	Willis Group Holdings Ltd.	70,586	2,906,026
	XL Capital Ltd., Class A	36,653	2,846,105
		Insurance Total	55,424,976

3

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – 3.6%
	Annaly Mortgage Management, Inc., REIT	249,000	4,885,380
	AvalonBay Communities, Inc., REIT	140,739	10,597,646
	Rayonier, Inc., REIT	155,981	7,629,031
	St. Joe Co.	95,100	6,105,420
		Real Estate Total	29,217,477
Thrifts & Mortgage Finance – 0.4%
	Federal Home Loan Mortgage Corp.	48,891	3,603,267
		Thrifts & Mortgage Finance Total	3,603,267
		FINANCIALS TOTAL	176,207,653
HEALTH CARE – 12.9%
Biotechnology – 1.0%
	Amgen, Inc. (a)	128,700	8,256,105
		Biotechnology Total	8,256,105
Health Care Equipment & Supplies – 1.4%
	Medtronic, Inc.	228,900	11,369,463
		Health Care Equipment & Supplies Total	11,369,463
Health Care Providers & Services – 6.0%
	Aetna, Inc.	43,162	5,384,460
	Cardinal Health, Inc.	132,100	7,681,615
	Coventry Health Care, Inc. (a)	167,550	8,893,554
	Humana, Inc. (a)	252,900	7,508,601
	IMS Health, Inc.	303,400	7,041,914
	Lincare Holdings, Inc. (a)	95,000	4,051,750
	Medco Health Solutions, Inc. (a)	220,200	9,160,320
		Health Care Providers & Services Total	49,722,214
Pharmaceuticals – 4.5%
	Bristol-Myers Squibb Co.	50,295	1,288,558
	Johnson & Johnson	158,100	10,026,702
	Merck & Co., Inc.	54,983	1,767,154
	Novartis AG, ADR	205,700	10,396,078
	Pfizer, Inc.	368,113	9,898,558
	Pharmion Corp. (a)	76,700	3,237,507
		Pharmaceuticals Total	36,614,557
		HEALTH CARE TOTAL	105,962,339
INDUSTRIALS – 8.1%
Aerospace & Defense – 1.5%
	General Dynamics Corp.	23,604	2,468,978
	Raytheon Co.	51,868	2,014,035

4

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	United Technologies Corp.	76,300	7,885,605
		Aerospace & Defense Total	12,368,618
Airlines – 0.8%
	Alaska Air Group, Inc. (a)	192,900	6,460,221
		Airlines Total	6,460,221
Commercial Services & Supplies – 1.2%
	Cendant Corp.	58,010	1,356,274
	Pitney Bowes, Inc.	116,200	5,377,736
	Waste Management, Inc.	94,765	2,837,264
		Commercial Services & Supplies Total	9,571,274
Electrical Equipment – 0.1%
	Emerson Electric Co.	9,494	665,529
		Electrical Equipment Total	665,529
Industrial Conglomerates – 4.2%
	3M Co.	54,100	4,439,987
	General Electric Co.	645,414	23,557,611
	Textron, Inc.	85,200	6,287,760
		Industrial Conglomerates Total	34,285,358
Machinery – 0.3%
	Eaton Corp.	37,644	2,723,920
		Machinery Total	2,723,920
		INDUSTRIALS TOTAL	66,074,920
INFORMATION TECHNOLOGY – 18.5%
Communications Equipment – 1.0%
	Cisco Systems, Inc. (a)	437,700	8,447,610
		Communications Equipment Total	8,447,610
Computers & Peripherals – 2.0%
	Dell, Inc. (a)	216,100	9,106,454
	International Business Machines Corp.	44,784	4,414,806
	Lexmark International, Inc., Class A (a)	35,181	2,990,385
		Computers & Peripherals Total	16,511,645
Electronic Equipment & Instruments – 0.8%
	Avnet, Inc. (a)	332,300	6,061,152
		Electronic Equipment & Instruments Total	6,061,152
Internet Software & Services – 1.0%
	InfoSpace, Inc. (a)	129,000	6,133,950
	United Online, Inc. (a)	182,400	2,103,072
		Internet Software & Services Total	8,237,022
IT Services – 2.3%
	Accenture Ltd., Class A (a)	135,987	3,671,649

5

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	Computer Sciences Corp. (a)	160,100	9,024,837
	Electronic Data Systems Corp.	77,000	1,778,700
	Paychex, Inc.	136,700	4,658,736
		IT Services Total	19,133,922
Office Electronics – 0.3%
	Xerox Corp. (a)	142,900	2,430,729
		Office Electronics Total	2,430,729
Semiconductors & Semiconductor Equipment – 6.4%
	Altera Corp. (a)	388,500	8,041,950
	Analog Devices, Inc.	114,700	4,234,724
	Applied Materials, Inc. (a)	336,400	5,752,440
	ASML Holding N.V., N.Y. Registered Shares (a)	452,800	7,204,048
	Marvell Technology Group Ltd. (a)	115,700	4,103,879
	Maxim Integrated Products, Inc.	171,200	7,257,168
	Microchip Technology, Inc.	132,000	3,519,120
	Novellus Systems, Inc. (a)	192,600	5,371,614
	Xilinx, Inc.	249,600	7,400,640
		Semiconductors & Semiconductor Equipment Total	52,885,583
Software – 4.7%
	Adobe Systems, Inc.	141,000	8,846,340
	Autodesk, Inc.	232,900	8,838,555
	Microsoft Corp.	599,749	16,019,296
	SAP AG	107,800	4,765,838
		Software Total	38,470,029
		INFORMATION TECHNOLOGY TOTAL	152,177,692
MATERIALS – 5.6%
Chemicals – 1.2%
	Air Products & Chemicals, Inc.	22,187	1,286,180
	E.I. du Pont de Nemours & Co.	28,341	1,390,126
	Monsanto Co.	106,200	5,899,410
	PPG Industries, Inc.	19,134	1,304,174
		Chemicals Total	9,879,890
Construction Materials – 0.6%
	Vulcan Materials Co., Inc.	98,800	5,395,468
		Construction Materials Total	5,395,468

6

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.9%
	Temple-Inland, Inc.	103,500	7,079,400
		Containers & Packaging Total	7,079,400
Metals & Mining – 0.7%
	Carpenter Technology Corp.	95,100	5,559,546
		Metals & Mining Total	5,559,546
Paper & Forest Products – 2.2%
	Georgia-Pacific Corp.	199,600	7,481,008
	Potlatch Corp.	156,800	7,930,944
	Weyerhaeuser Co.	40,458	2,719,587
		Paper & Forest Products Total	18,131,539
		MATERIALS TOTAL	46,045,843
TELECOMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 3.0%
	BellSouth Corp.	109,440	3,041,338
	CenturyTel, Inc.	234,100	8,303,527
	SBC Communications, Inc.	236,022	6,082,287
	Verizon Communications, Inc.	184,549	7,476,080
		Diversified Telecommunication Services Total	24,903,232
		TELECOMMUNICATION SERVICES TOTAL	24,903,232
UTILITIES – 1.4%
Electric Utilities – 1.4%
	Entergy Corp.	50,207	3,393,491
	Exelon Corp.	45,656	2,012,060
	PG&E Corp. (a)	41,751	1,389,473
	TXU Corp.	77,724	5,017,862
		Electric Utilities Total	11,812,886
		UTILITIES TOTAL	11,812,886

	Total Common Stocks (cost of $673,509,833)		817,115,849
Investment Management Company – 0.1%
	iShares Russell 1000 Value Index Fund	11,627	771,684

	Total Investment Management Company (cost of $665,147)		771,684

7

		Par ($)	Value ($)*
Short-Term Obligation – 0.4%

	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by U.S. Treasury Bonds with various maturities to 11/15/28, market value of $2,953,480 (repurchase proceeds $2,891,361)	2,891,000	2,891,000

	Total Short-Term Obligation (cost of $2,891,000)		2,891,000

	Total Investments – 99.9% (cost of $677,065,980)(b)(c)		820,778,533

	Other Assets & Liabilities, Net – 0.1%		1,127,848

	Net Assets – 100.0%		821,906,381

Notes to Investment Portfolio:

* Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $677,065,980.

(c) Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$158,655,217	$(14,942,664)	$143,712,553

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

8

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust XI

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 1, 2005